Mercer Opportunistic Fixed Income Fund

Schedule of Investments

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	DEBT OBLIGATIONS — 93.9%

	Asset Backed Securities — 4.9%
690,000	Aegis Asset Backed Securities Trust, Series 2005-5, Class M1, 0.75% (1 mo. USD LIBOR + 0.65%), due 12/25/35(b)	681,776
250,000	Allegro CLO XI, Ltd., Series 2019-2A, Class A1A, 1.51% (3 mo. USD LIBOR + 1.39%), due 01/19/33(b) 144A	250,072
300,000	Anchorage Capital CLO, Ltd., Series 2014-3RA, Class E, 5.64% (3 mo. USD LIBOR + 5.50%), due 01/28/31(b) 144A	281,381
1,000,000	Apex Credit CLO, Ltd., Series 2019-1A, Class BR, 2.97% (3 mo. USD LIBOR + 2.40%), due 04/18/32(b) 144A	991,636
420,000	Apidos CLO XXII, Series 2015-22A, Class DR, 6.88% (3 mo. USD LIBOR + 6.75%), due 04/20/31(b) 144A	414,107
598,950	Applebee’s Funding LLC/IHOP Funding LLC, Series 2019-1A, Class A2I, 4.19%, due 06/05/49 144A	608,066
250,000	Ares XXXIIR CLO, Ltd., Series 2014-32RA, Class C, 3.06% (3 mo. USD LIBOR + 2.90%), due 05/15/30(b) 144A	245,841
810,000	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class M1, 0.38% (1 mo. USD LIBOR + 0.28%), due 07/25/36(b)	784,835
270,091	Asset Backed Securities Corp. Home Equity Loan Trust, Series 2007-HE1, Class A4, 0.24% (1 mo. USD LIBOR + 0.14%), due 12/25/36(b)	266,159
250,000	Assurant CLO, Ltd., Series 2019-5A, Class E, 7.46% (3 mo. USD LIBOR + 7.34%), due 01/15/33(b) 144A	250,034
410,000	Avery Point VI CLO, Ltd., Series 2015-6A, Class DR, 3.09% (3 mo. USD LIBOR + 2.95%), due 08/05/27(b) 144A	407,879
410,000	Avis Budget Rental Car Funding AESOP LLC, Series 2020-2A, Class C, 4.25%, due 02/20/27 144A	436,685
250,000	Ballyrock CLO, Ltd., Series 2016-1A, Class ER, 7.07% (3 mo. USD LIBOR + 6.95%), due 10/15/28(b) 144A	250,205
275,000	Ballyrock CLO, Ltd., Series 2018-1A, Class C, 3.28% (3 mo. USD LIBOR + 3.15%), due 04/20/31(b) 144A	271,824
250,000	Barings CLO, Ltd., Series 2013-IA, Class CR, 1.63% (3 mo. USD LIBOR + 1.50%), due 01/20/28(b) 144A	249,725
250,000	Benefit Street Partners CLO XII, Ltd., Series 2017-12A, Class C, 3.17% (3 mo. USD LIBOR + 3.05%), due 10/15/30(b) 144A	246,338
450,000	BlueMountain CLO XXII, Ltd., Series 2018-22A, Class A1, 1.20% (3 mo. USD LIBOR + 1.08%), due 07/15/31(b) 144A	450,091
850,000	BlueMountain CLO XXIX, Ltd., Series 2020-29A, Class ER, 6.98% (3 mo. USD LIBOR + 6.86%), due 07/25/34(b) 144A	836,083
250,000	Bristol Park CLO, Ltd., Series 2016-1A, Class ER, 7.12% (3 mo. USD LIBOR + 7.00%), due 04/15/29(b) 144A	250,056
176,859	California Republic Auto Receivables Trust, Series 2018-1, Class C, 3.87%, due 10/16/23	178,319
280,000	Canyon Capital CLO, Ltd., Series 2021-1A, Class E, 6.53% (3 mo. USD LIBOR + 6.41%), due 04/15/34(b) 144A	276,417
404,111	Carlyle Global Market Strategies CLO, Ltd., Series 2014-2RA, Class A1, 1.21% (3 mo. USD LIBOR + 1.05%), due 05/15/31(b) 144A	404,289
1,300,000	Carlyle US CLO, Ltd., Series 2019-2A, Class DR, 6.60% (3 mo. USD LIBOR + 6.50%), due 07/15/32(b) 144A	1,300,575
750,000	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 6.13% (3 mo. USD LIBOR + 6.00%), due 04/20/29(b) 144A	740,957

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
1,655,000	Cedar Funding XII CLO, Ltd., Series 2020-12A, Class DR, 3.28% (3 mo. USD LIBOR + 3.15%), due 10/25/34(b) 144A	1,649,143
250,000	CIFC Funding CLO, Ltd., Series 2017-1A, Class D, 3.63% (3 mo. USD LIBOR + 3.50%), due 04/23/29(b) 144A	250,046
700,000	CIFC Funding CLO, Ltd., Series 2017-3A, Class C, 3.78% (3 mo. USD LIBOR + 3.65%), due 07/20/30(b) 144A	694,911
71,360	Diamond Resorts Owner Trust, Series 2018-1, Class C, 4.53%, due 01/21/31 144A	72,653
900,000	Dryden 70 CLO, Ltd., Series 2018-70A, Class E, 6.17% (3 mo. USD LIBOR + 6.05%), due 01/16/32(b) 144A	890,602
162,010	DT Auto Owner Trust, Series 2018-2A, Class D, 4.15%, due 03/15/24 144A	163,731
630,000	Eaton Vance CLO, Ltd., Series 2020-2A, Class ER, 6.61% (3 mo. USD LIBOR + 6.50%), due 01/15/35(b) 144A	627,265
368,035	Falcon Aerospace, Ltd., Series 2017-1, Class A, 0.05%, due 02/15/42 144A	364,304
191,111	First Franklin Mortgage Loan Trust, Series 2005-FF12, Class M1, 0.78% (1 mo. USD LIBOR + 0.68%), due 11/25/36(b)	191,269
250,000	Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 7.27% (3 mo. USD LIBOR + 7.13%), due 10/15/34(b) (c)	241,330
250,000	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class E, 5.35% (3 mo. USD LIBOR + 5.22%), due 01/20/33(b) 144A	241,401
380,000	Golub Capital Partners CLO, Ltd., Series 2021-53A, Class E, 6.83% (3 mo. USD LIBOR + 6.70%), due 07/20/34(b) 144A	374,347
250,000	Greenwood Park CLO, Ltd., Series 2018-1A, Class E, 5.07% (3 mo. USD LIBOR + 4.95%), due 04/15/31(b) 144A	239,367
250,000	Greywolf CLO IV, Ltd., Series 2019-1A, Class CR, 3.77% (3 mo. USD LIBOR + 3.65%), due 04/17/34(b) 144A	249,936
450,000	Greywolf CLO V, Ltd., Series 2015-1A, Class A1R, 1.28% (3 mo. USD LIBOR + 1.16%), due 01/27/31(b) 144A	450,106
750,000	Greywolf CLO VI, Ltd., Series 2018-1A, Class D, 5.87% (3 mo. USD LIBOR + 5.75%), due 04/26/31(b) 144A	736,837
101,643	GSAA Home Equity Trust, Series 2007-7, Class A4, 0.64% (1 mo. USD LIBOR + 0.54%), due 07/25/37(b)	101,345
290,000	Halsey Point CLO I, Ltd., Series 2019-1A, Class F, 8.33% (3 mo. USD LIBOR + 8.20%), due 01/20/33(b) 144A	267,939
265,000	Invesco CLO, Ltd., Series 2021-1A, Class D, 3.17% (3 mo. USD LIBOR + 3.05%), due 04/15/34(b) 144A	262,883
240,849	KeyCorp Student Loan Trust, Series 2005-A, Class 2C, 1.52% (3 mo. USD LIBOR + 1.30%), due 12/27/38(b)	234,297
400,000	KKR CLO 14, Ltd., Series 14, Class BR, 1.92% (3 mo. USD LIBOR + 1.80%), due 07/15/31(b) 144A	400,044
232,375	LCM CLO XVIII, LP, Series 19A, Class AR, 1.36% (3 mo. USD LIBOR + 1.24%), due 07/15/27(b) 144A	232,485
235,309	Long Beach Mortgage Loan Trust, Series 2005-1, Class M4, 1.38% (1 mo. USD LIBOR + 1.28%), due 02/25/35(b)	235,945
2,605,000	Madison Park Funding CLO XXXIX, Ltd., Series 2021-39A, Class D, 3.18% (3 mo. USD LIBOR + 3.05%), due 10/22/34(b) 144A	2,587,963
400,000	Magnetite CLO XII, Ltd., Series 2015-12A, Class ER, 5.80% (3 mo. USD LIBOR + 5.68%), due 10/15/31(b) 144A	395,160
607,840	Magnolia Financial X DAC, Series 2020-1, 1.97%, due 08/13/24(c)	577,751

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
250,000	Marathon CLO 14, Ltd., Series 2019-2A, Class BA, 3.43% (3 mo. USD LIBOR + 3.30%), due 01/20/33(b) 144A	245,857
535,369	Mill City Solar Loan, Ltd., Series 2019-1A, Class A, 4.34%, due 03/20/43 144A	576,461
1,625,000	Morgan Stanley Eaton Vance CLO, Ltd., Series 2021-1A, Class D, 3.23% (3 mo. USD LIBOR + 3.10%), due 10/20/34(b) 144A	1,613,440
1,326,402	National Collegiate Student Loan Trust, Series 2007-2, Class A4, 0.39% (1 mo. USD LIBOR + 0.29%), due 01/25/33(b)	1,267,830
370,000	Navient Private Education Refi Student Loan Trust, Series 2018-CA, Class B, 4.22%, due 06/16/42 144A	382,422
100,000	Navient Private Education Refi Student Loan Trust, Series 2020-A, Class B, 3.16%, due 11/15/68 144A	103,261
760,000	Navient Private Education Refi Student Loan Trust, Series 2020-GA, Class B, 2.50%, due 09/16/69 144A	761,899
250,000	Neuberger Berman CLO XVIII, Ltd., Series 2014-18A, Class DR2, 6.05% (3 mo. USD LIBOR + 5.92%), due 10/21/30(b) 144A	246,348
480,000	Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 6.08% (3 mo. USD LIBOR + 6.00%), due 10/16/34(b) (c)	477,135
1,610,000	NYACK Park CLO, Ltd., Series 2021-1A, Class E, 6.22% (3 mo. USD LIBOR + 6.10%), due 10/20/34(b) 144A	1,600,205
250,000	Oaktree CLO, Ltd., Series 2015-1A, Class DR, 5.33% (3 mo. USD LIBOR + 5.20%), due 10/20/27(b) 144A	247,343
955,000	Oaktree CLO, Ltd., Series 2019-4A, Class E, 7.36% (3 mo. USD LIBOR + 7.23%), due 10/20/32(b) 144A	948,684
330,000	Ocean Trails CLO VI, Series 2016-6A, Class DRR, 3.72% (3 mo. USD LIBOR + 3.60%), due 07/15/28(b) 144A	327,560
650,000	Ocean Trails CLO X, Series 2020-10A, Class ER, 7.81% (3 mo. USD LIBOR + 7.57%), due 10/15/34(b) 144A	629,636
325,000	Octagon Investment Partners 35 CLO, Ltd., Series 2018-1A, Class C, 2.73% (3 mo. USD LIBOR + 2.60%), due 01/20/31(b) 144A	319,654
1,750,000	Octagon Investment Partners 44 CLO, Ltd., Series 2019-1A, Class DR, 3.37% (3 mo. USD LIBOR + 3.25%), due 10/15/34(b) 144A	1,734,590
1,555,000	Octagon Investment Partners 44 CLO, Ltd., Series 2019-1A, Class ER, 6.87% (3 mo. USD LIBOR + 6.75%), due 10/15/34(b) 144A	1,498,944
1,110,000	OHA Credit Funding CLO 3, Ltd., Series 2019-3A, Class ER, 6.38% (3 mo. USD LIBOR + 6.25%), due 07/02/35(b) 144A	1,105,351
1,565,000	OHA Credit Funding CLO 4, Ltd., Series 2019-4A, Class ER, 6.53% (3 mo. USD LIBOR + 6.40%), due 10/22/36(b) 144A	1,566,230
180,000	OneMain Financial Issuance Trust, Series 2018-1A, Class D, 4.08%, due 03/14/29 144A	182,355
850,000	Option One Mortgage Loan Trust, Series 2005-3, Class M4, 1.03% (1 mo. USD LIBOR + 0.93%), due 08/25/35(b)	826,733
250,000	Owl Rock CLO III, Ltd., Series 2020-3A, Class A1L, 1.93% (3 mo. USD LIBOR + 1.80%), due 04/20/32(b) 144A	250,398
1,180,000	Palmer Square CLO, Ltd., Series 2021-3A, Class D, 3.18% (3 mo. USD LIBOR + 2.95%), due 01/15/35(b) 144A	1,176,362
250,000	Parallel CLO, Ltd., Series 2017-1A, Class CR, 2.13% (3 mo. USD LIBOR + 2.00%), due 07/20/29(b) 144A	246,380
390,000	Peace Park CLO, Ltd., Series 2021-1A, Class E, 6.14% (3 mo. USD LIBOR + 6.00%), due 10/20/34(b) 144A	385,182

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Asset Backed Securities — continued
445,050	Planet Fitness Master Issuer LLC, Series 2018-1A, Class A2II, 4.67%, due 09/05/48 144A	455,802
340,000	Recette CLO, Ltd., Series 2015-1A, Class ARR, 1.21% (3 mo. USD LIBOR + 1.08%), due 04/20/34(b) 144A	338,735
1,160,000	Residential Asset Securities Trust, Series 2006-KS2, Class M3, 0.72% (1 mo. USD LIBOR + 0.62%), due 03/25/36(b)	1,141,153
720,000	RR 18 CLO, Ltd., Series 2021-18A, Class D, 6.33% (3 mo. USD LIBOR + 6.25%), due 10/15/34(b) 144A	716,886
180,000	Saranac CLO III, Ltd., Series 2014-3A, Class DR, 3.46% (3 mo. USD LIBOR + 3.25%), due 06/22/30(b) 144A	167,414
430,000	Sculptor CLO XXVI, Ltd., Series 26A, Class E, 0.07% (3 mo. USD LIBOR + 7.25%), due 07/20/34(b) 144A	426,485
515,000	Sixth Street CLO XVIII, Ltd., Series 2021-18A, Class D, 3.03% (3 mo. USD LIBOR + 2.90%), due 04/20/34(b) 144A	508,810
93,000	SLM Private Credit Student Loan Trust, Series 2003-A, Class A3, 4.28%, due 06/15/32(d)	92,738
50,000	SLM Private Credit Student Loan Trust, Series 2003-B, Class A3, 4.30%, due 03/15/33(d)	49,904
680,000	SMB Private Education Loan Trust, Series 2021-A, Class D1, 3.86%, due 01/15/53 144A	670,782
940,000	Southwick Park CLO LLC, Series 2019-4A, Class DR, 3.08% (3 mo. USD LIBOR + 2.95%), due 07/20/32(b) 144A	935,606
280,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class DR2, 3.22% (3 mo. USD LIBOR + 3.10%), due 10/13/32(b) 144A	279,557
800,000	TCI-Symphony CLO, Ltd., Series 2016-1A, Class ER2, 6.87% (3 mo. USD LIBOR + 6.75%), due 10/13/32(b) 144A	797,010
340,000	Venture CLO 31, Ltd., Series 2018-31A, Class A1, 1.16% (3 mo. USD LIBOR + 1.03%), due 04/20/31(b) 144A	340,073
250,000	Voya CLO, Ltd., Series 2016-3A, Class A1R, 1.31% (3 mo. USD LIBOR + 1.19%), due 10/18/31(b) 144A	250,096
260,000	Voya CLO, Ltd., Series 2017-3A, Class DR, 7.08% (3 mo. USD LIBOR + 6.95%), due 04/20/34(b) 144A	254,777
275,000	Webster Park CLO, Ltd., Series 2015-1A, Class CR, 3.03% (3 mo. USD LIBOR + 2.90%), due 07/20/30(b) 144A	270,979
350,000	Wellfleet CLO, Ltd., Series 2017-2A, Class C, 3.53% (3 mo. USD LIBOR + 3.40%), due 10/20/29(b) 144A	350,107
92,957	Westlake Automobile Receivables Trust, Series 2018-3A, Class D, 4.00%, due 10/16/23 144A	93,556
260,000	Whitebox CLO II, Ltd., Series 2020-2A, Class A1R (3 mo. USD LIBOR + 1.22%), due 10/24/34(b) 144A	260,552
410,000	Whitehorse CLO XII, Ltd., Series 2018-12A, Class D, 3.77% (3 mo. USD LIBOR + 3.65%), due 10/15/31(b) 144A	394,077
420,000	Z Capital Credit Partners CLO, Ltd., Series 2021-1A, Class D, 4.35% (3 mo. USD LIBOR + 4.20%), due 07/15/33(b) 144A	401,541

		51,723,310

	Bank Loans — 21.5%
618,216	8th Avenue Food & Provisions, Inc., 2018 1st Lien Term Loan, 3.85% (1 mo. USD LIBOR + 3.75%), due 10/01/25(b)	611,003

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
2,150,563		AAdvantage Loyalty IP, Ltd., 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/20/28(b)	2,232,553
99,104		ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B3, TBD , due 12/08/28(e)	98,733
631,791		ABG Intermediate Holdings 2 LLC, 2021 Delayed Draw Term Loan B2, TBD , due 12/08/28(e)	629,817
99,104		ABG Intermediate Holdings 2 LLC, 2021 Term Loan B1, TBD , due 12/21/28(e)	98,733
591,788		Academy, Ltd., 2021 Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 11/05/27(b)	594,377
1,217,880		ACProducts, Inc., 2021 Term Loan B, 4.75% (6 mo. USD LIBOR + 4.25%), due 05/17/28(b)	1,202,403
123,984		Acrisure, LLC, 2020 Term Loan B, 3.72% (3 mo. USD LIBOR + 3.50%), due 02/15/27(b)	122,848
980,000		Acrisure, LLC, 2021 First Lien Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 02/15/27(b)	981,225
806,000	EUR	Adevinta ASA, EUR Term Loan B, 3.00% (3 mo. EURIBOR + 3.00%), due 06/26/28(b)	920,347
1,849,200		Adtalem Global Education Inc., 2021 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 08/12/28(b)	1,856,134
1,542,000		AEA International Holdings Lux SARL, Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 09/07/28(b)	1,543,927
1,391,000		Air Canada, 2021 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.50%), due 08/11/28(b)	1,392,159
1,691,000	EUR	Albion Financing 3 SARL, EUR Term Loan, 5.25% (3 mo. EURIBOR + 5.25%), due 07/31/26(b)	1,926,310
509,000	EUR	Albion Financing 3 SARL, EUR Term Loan, TBD , due 07/31/26(e)	579,830
787,949		Allen Media, LLC, 2021 Term Loan B, 5.72% (3 mo. USD LIBOR + 5.50%), due 02/10/27(b)	788,442
3,434,493		Allied Universal Holdco LLC, 2021 USD Incremental Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 05/12/28(b)	3,425,192
1,220,000		AllSpring Buyer LLC, Term Loan B, TBD , due 11/01/28(e)	1,223,594
904,000		Altar Bidco, Inc., 2021 Term Loan, TBD , due 11/17/28(e)	901,740
636,953		Alterra Mountain Co., 2021 Series B-2 Consenting Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 08/17/28(b)	637,218
337,398		AMC Entertainment Holdings, Inc., 2019 Term Loan B, TBD , due 04/22/26(e)	304,839
400,000		Amentum Government Services Holdings LLC, 2020 2nd Lien Term Loan, 10.00% (1 mo. USD LIBOR + 8.75%), due 01/31/28(b)	403,000
497,198		Amentum Government Services Holdings LLC, Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 01/29/27(b)	491,450
87,857		American Axle & Manufacturing, Inc., Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 04/06/24(b)	87,888
55,944		Amerilife Holdings, LLC, 2020 Term Loan, 4.10% (1 mo. USD LIBOR + 4.00%), due 03/18/27(b)	55,787
1,301,577		AMG Advanced Metallurgical Group NV, 2018 Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 02/01/25(b)	1,296,696
2,917,637		AmWINS Group, Inc., 2021 Term Loan B, 3.00% (1 mo. USD LIBOR + 2.25%), due 02/19/28(b)	2,899,200
349,000		Anticimex International AB, 2021 USD Term Loan B1, 4.00% (3 mo. USD LIBOR + 3.50%), due 11/16/28(b)	348,709

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
510,000		APi Group DE, Inc., 2021 Incremental Term Loan B, TBD , due 12/18/28(e)	510,191
954,670		APi Group DE, Inc., Term Loan B, 2.60% (1 mo. USD LIBOR + 2.50%), due 10/01/26(b)	953,875
189,050		Apollo Commercial Real Estate Finance, Inc., 2021 Incremental Term Loan B1, 4.00% (1 mo. USD LIBOR + 3.50%), due 03/11/28(b)	188,341
1,005,536		Apollo Commercial Real Estate Finance, Inc., Term Loan B, 2.85% (1 mo. USD LIBOR + 2.75%), due 05/15/26(b)	995,480
135,854		AppLovin Corp., 2018 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 08/15/25(b)	135,571
538,650		AppLovin Corp., 2021 Term Loan B, 3.50% (1 mo. USD LIBOR + 3.00%), due 10/25/28(b)	539,054
1,220,711		Arctic Canadian Diamond Co., Ltd., 2nd Lien PIK Term Loan, 5.00% (3 mo. USD LIBOR + 5.00%), due 12/31/27(b) (f)	1,203,621
254,580		Aristocrat Leisure, Ltd., 2020 Incremental Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/19/24(b)	256,437
1,329,320	EUR	Aruba Investments, Inc., 2020 EUR Term Loan, 4.00% (6 mo. EURIBOR + 4.00%), due 11/24/27(b)	1,513,592
1,027,425		Aruba Investments, Inc., 2020 USD Term Loan, 4.75% (6 mo. USD LIBOR + 4.00%), due 11/24/27(b)	1,029,994
171,729		Asurion LLC, 2018 Term Loan B6, 3.23% (1 mo. USD LIBOR + 3.13%), due 11/03/23(b)	171,499
294,041		Asurion LLC, 2018 Term Loan B7, 3.10% (1 mo. USD LIBOR + 3.00%), due 11/03/24(b)	293,061
421,128		Asurion LLC, 2020 Term Loan B8, 3.35% (1 mo. USD LIBOR + 3.25%), due 12/23/26(b)	418,715
900,000		Asurion LLC, 2021 Second Lien Term Loan B4, 5.35% (1 mo. USD LIBOR + 5.25%), due 01/20/29(b)	897,750
501,808		Asurion LLC, 2021 Term Loan B9, 3.35% (1 mo. USD LIBOR + 3.25%), due 07/31/27(b)	499,142
842,000		At Home Group Inc., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 07/24/28(b)	843,710
1,150,441		Athenahealth, Inc., 2021 Term Loan B1, 4.40% (3 mo. USD LIBOR + 4.25%), due 02/11/26(b)	1,151,160
922,256		Atotech BV, 2021 USD Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 03/18/28(b)	921,638
42,894		Atotech BV, 2021 USD Term Loan B, 3.00% (1 mo. USD LIBOR + 2.50%), due 03/18/28(b)	42,865
758,100		Autokiniton US Holdings, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.50%), due 04/06/28(b)	760,564
1,488,133		Autokiniton US Holdings, Inc., 2021 Term Loan B, TBD , due 04/06/28(e)	1,492,969
2,879,783		Avantor Funding, Inc., 2021 Term Loan B5, 2.75% (1 mo. USD LIBOR + 2.25%), due 11/08/27(b)	2,879,333
428,275		Bausch Health Companies, Inc., 2018 Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 06/02/25(b)	426,907
2,236,000	EUR	Belron Luxembourg SARL, 2021 EUR Term Loan B, 2.75% (3 mo. EURIBOR + 2.75%), due 04/13/28(b)	2,533,772
572,342		Boyd Gaming Corp., Term Loan B3, 2.35% (1 mo. USD LIBOR + 2.25%), due 09/15/23(b)	572,700

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
127,865		BrightView Landscapes, LLC, 2018 1st Lien Term Loan B, 2.63% (1 mo. USD LIBOR + 2.50%), due 08/15/25(b)	127,439
1,006,432		Brown Group Holding, LLC, Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 06/07/28(b)	1,005,803
782,279		Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 2.85% (1 mo. USD LIBOR + 2.75%), due 12/23/24(b)	779,247
282,119		Caesars Resort Collection, LLC, 2020 Term Loan B1, 3.60% (1 mo. USD LIBOR + 3.50%), due 07/21/25(b)	282,582
497,970		Camelot U.S. Acquisition 1 Co., 2020 Incremental Term Loan B, 4.00% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	497,845
793,303		Camelot U.S. Acquisition 1 Co., Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 10/30/26(b)	788,841
1,800,000		Cano Health LLC, Term Loan, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/23/27(b)	1,803,375
569,264		Cardinal Parent, Inc., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.50%), due 11/12/27(b)	568,652
2,803,531	EUR	Carnival Corp., EUR Term Loan B, 3.75% (3 mo. EURIBOR + 3.75%), due 06/30/25(b)	3,178,709
780,000		Carnival Corp., 2021 Incremental Term Loan B, 4.00% (6 mo. USD LIBOR + 3.25%), due 10/18/28(b)	773,175
875,441		Carnival Corp., USD Term Loan B, 3.75% (3 mo. USD LIBOR + 3.00%), due 06/30/25(b)	867,234
1,386,525		Carriage Purchaser, Inc., 2021 Term Loan B, 5.00% (1 mo. USD LIBOR + 4.25%), due 09/30/28(b)	1,389,125
124,352		Castle US Holding Corp., USD Term Loan B, 3.97% (3 mo. USD LIBOR + 3.75%), due 01/29/27(b)	123,453
892,000		Chamberlain Group, Inc., Term Loan B, 4.00% (1 mo. USD LIBOR + 3.50%), due 11/03/28(b)	892,278
7,478		Cinemark USA, Inc., 2018 Term Loan B, 1.82% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	7,205
135,411		Cinemark USA, Inc., 2018 Term Loan B, 1.85% (1 mo. USD LIBOR + 1.75%), due 03/31/25(b)	130,469
1,950,713		Citadel Securities, LP, 2021 Term Loan B, 2.60% (1 mo. USD LIBOR + 2.50%), due 02/02/28(b)	1,940,959
1,398,423		City Brewing Company, LLC, Closing Date Term Loan, 4.25% (3 mo. USD LIBOR + 3.50%), due 04/05/28(b)	1,329,375
178,965		Clarios Global, LP, 2021 USD Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 04/30/26(b)	178,164
545,875		Clark Equipment Co., 2021 Incremental Term Loan, 2.47% (3 mo. USD LIBOR + 2.25%), due 05/18/24(b)	544,510
1,082,096		Clear Channel Outdoor Holdings, Inc., Term Loan B, 3.63% (3 mo. USD LIBOR + 3.50%), due 08/21/26(b)	1,068,486
1,560,000		Clear Channel Outdoor Holdings, Inc., Term Loan B, TBD , due 08/21/26(e)	1,540,378
380,000		Cloudera, Inc., 2021 Second Lien Term Loan, 6.50% (1 mo. USD LIBOR + 6.00%), due 10/08/29(b)	380,950
1,100,000		Cloudera, Inc., 2021 Term Loan, 4.25% (1 mo. USD LIBOR + 3.75%), due 10/08/28(b)	1,097,479
842,402		ClubCorp Holdings, Inc., 2017 Term Loan B, 2.97% (3 mo. USD LIBOR + 2.75%), due 09/18/24(b)	813,519

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
671,754	CNT Holdings I Corp., 2020 Term Loan, 4.25% (3 mo. USD LIBOR + 3.75%), due 11/08/27(b)	672,426
1,202,049	CommScope, Inc., 2019 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 04/06/26(b)	1,188,901
1,342,000	Conduent Business Services, LLC, 2021 Term Loan B, 4.75% (3 mo. USD LIBOR + 4.25%), due 10/16/28(b)	1,342,629
68,239	CoreCivic, Inc., 2019 Term Loan, 5.50% (1 mo. USD LIBOR + 4.50%), due 12/18/24(b)	67,897
1,699,740	CoreLogic, Inc., Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 06/02/28(b)	1,701,015
375,762	CP Atlas Buyer, Inc., 2021 Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 11/23/27(b)	374,494
582,221	CWGS Group, LLC, 2021 Term Loan B, 3.25% (1 mo. USD LIBOR + 2.50%), due 06/03/28(b)	578,946
1,745,651	DCert Buyer, Inc., 2019 Term Loan B, 4.10% (1 mo. USD LIBOR + 4.00%), due 10/16/26(b)	1,746,274
915,200	DCert Buyer, Inc., 2021 2nd Lien Term Loan, 7.10% (1 mo. USD LIBOR + 7.00%), due 02/19/29(b)	918,918
99,439	Deerfield Dakota Holding, LLC, 2020 USD Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 04/09/27(b)	99,679
288,100	Deerfield Dakota Holding, LLC, 2021 USD 2nd Lien Term Loan, 7.50% (1 mo. USD LIBOR + 6.75%), due 04/07/28(b)	294,402
1,745,658	Delta TopCo, Inc., 2020 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 12/01/27(b)	1,749,477
4,431,985	DirecTV Financing, LLC, Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), due 08/02/27(b)	4,442,812
282,368	Dun & Bradstreet Corp. (The), Term Loan, 3.35% (1 mo. USD LIBOR + 3.25%), due 02/06/26(b)	281,627
355,000	Electron BidCo Inc., 2021 Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 11/01/28(b)	354,588
638,400	Empire Today, LLC, 2021 Term Loan B, 5.75% (3 mo. USD LIBOR + 5.00%), due 04/03/28(b)	622,440
1,127,283	Endure Digital Inc., Term Loan, 4.25% (3 mo. USD LIBOR + 3.50%), due 02/10/28(b)	1,119,358
180,234	Equinox Holdings, Inc., 2020 Term Loan B2, 10.00% (3 mo. USD LIBOR + 9.00%), due 03/08/24(b)	184,289
273,176	EyeCare Partners, LLC, 2020 Term Loan, 3.97% (3 mo. USD LIBOR + 3.75%), due 02/18/27(b)	271,661
440,000	EyeCare Partners, LLC, 2021 2nd Lien Term Loan, 7.25% (3 mo. USD LIBOR + 6.75%), due 11/15/29(b)	442,200
380,000	EyeCare Partners, LLC, 2021 Incremental Term Loan, 4.25% (3 mo. USD LIBOR + 3.75%), due 11/15/28(b)	379,169
830,000	Fanatics Commerce Intermediate Holdco, LLC, Term Loan B, 3.75% (3 mo. USD LIBOR + 3.25%), due 11/24/28(b)	826,887
190,000	First Brands Group, LLC, 2021 2nd Lien Term Loan, 9.50% (3 mo. USD LIBOR + 8.50%), due 03/30/28(b)	191,781
308,450	First Brands Group, LLC, 2021 Term Loan, 6.00% (3 mo. USD LIBOR + 5.00%), due 03/30/27(b)	310,455
644,936	First Student Bidco, Inc ., Term Loan B, 3.50% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	641,981

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
238,064		First Student Bidco, Inc., Term Loan C, 4.00% (3 mo. USD LIBOR + 3.00%), due 07/21/28(b)	236,973
1,665,568		Focus Financial Partners, LLC, 2020 Term Loan, 2.10% (1 mo. USD LIBOR + 2.00%), due 07/03/24(b)	1,654,118
91,645		Focus Financial Partners, LLC, 2021 Delayed Draw Term Loan, 4.75% (PRIME + 1.50%), due 06/24/28(b)	91,311
396,134		Focus Financial Partners, LLC, 2021 Term Loan, 3.00% (1 mo. USD LIBOR + 2.50%), due 07/01/28(b)	394,690
79,581		Four Seasons Hotels, Ltd., New 1st Lien Term Loan, 2.10% (1 mo. USD LIBOR + 2.00%), due 11/30/23(b)	79,387
788,020		Freedom Acquirer LLC, Term Loan, 5.60% (1 mo. USD LIBOR + 5.50%), due 03/30/28(b)	786,050
113,573	EUR	Froneri International, Ltd., 2020 EUR Term Loan B1, 2.38% (6 mo. EURIBOR + 2.38%), due 01/29/27(b)	126,586
435,244		Froneri International, Ltd., 2020 USD Term Loan, 2.35% (1 mo. USD LIBOR + 2.25%), due 01/29/27(b)	430,002
2,172,285		Gainwell Acquisition Corp., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 10/01/27(b)	2,181,109
1,723,926		Garda World Security Corp., 2021 Term Loan B, 4.36% (1 mo. USD LIBOR + 4.25%), due 10/30/26(b)	1,723,926
330,444		Global Medical Response, Inc., 2020 Term Loan B, 5.25% (3 mo. USD LIBOR + 4.25%), due 10/02/25(b)	329,370
171,619		Global Tel*Link Corp., 2018 1st Lien Term Loan, 4.35% (1 mo. USD LIBOR + 4.25%), due 11/29/25(b)	167,186
309,172		Global Tel*Link Corp., 2018 2nd Lien Term Loan, 8.35% (1 mo. USD LIBOR + 8.25%), due 11/29/26(b)	289,333
1,289,392		Graham Packaging Co. Inc., 2021 Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 08/04/27(b)	1,287,488
810,000		Gray Television, Inc., 2021 Term Loan D, 3.10% (1 mo. USD LIBOR + 3.00%), due 12/01/28(b)	807,215
1,009,819		Great Outdoors Group, LLC, 2021 Term Loan B1, 4.50% (3 mo. USD LIBOR + 3.75%), due 03/06/28(b)	1,012,186
536,677		Greystone Select Financial LLC, Term Loan B, 5.30% (6 mo. USD LIBOR + 5.00%), due 06/16/28(b)	540,702
642,888		Grifols Worldwide Operations USA, Inc., USD 2019 Term Loan B, 2.10% (1 mo. USD LIBOR + 2.00%), due 11/15/27(b)	634,383
656,700		Hayward Industries, Inc., 2021 Term Loan, 3.00% (1 mo. USD LIBOR + 2.50%), due 05/12/28(b)	654,648
279,931		Hornblower Sub, LLC, 2020 Repriced Term Loan B, 5.50% (3 mo. USD LIBOR + 4.50%), due 04/27/25(b)	291,828
389,904		Hornblower Sub, LLC, 2020 Repriced Term Loan B, TBD , due 04/27/25(e)	406,475
853,550		Hudson River Trading LLC, 2021 Term Loan, 3.10% (1 mo. USD LIBOR + 3.00%), due 03/20/28(b)	848,749
31,064		Hyland Software, Inc., 2018 1st Lien Term Loan, 4.25% (1 mo. USD LIBOR + 3.50%), due 07/01/24(b)	31,148
638,848		Icon Luxembourg SARL, LUX Term Loan, 2.75% (3 mo. USD LIBOR + 2.25%), due 07/03/28(b)	639,780
159,169		Icon Luxembourg SARL, US Term Loan, 2.75% (3 mo. USD LIBOR + 2.25%), due 07/03/28(b)	159,401

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
1,325,000		II-VI, Inc., 2021 Bridge Term Loan B, TBD , due 12/01/28(e)	1,325,276
509,356		Illuminate Buyer, LLC, 2021 Term Loan, 3.60% (1 mo. USD LIBOR + 3.50%), due 06/30/27(b)	506,916
1,169,000	EUR	INEOS Finance Plc, 2021 EUR Term Loan B, TBD , due 11/04/28(e)	1,329,386
343,872		INEOS Styrolution US Holding LLC, 2021 USD Term Loan B, 3.25% (1 mo. USD LIBOR + 2.75%), due 01/29/26(b)	343,657
845,750		Ingram Micro Inc., 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.50%), due 06/30/28(b)	847,160
445,500		IRB Holding Corp., 2020 Fourth Amendment Incremental Term Loan, 4.25% (3 mo. USD LIBOR + 3.25%), due 12/15/27(b)	446,057
786,849		IRB Holding Corp., 2020 Term Loan B, 3.75% (6 mo. USD LIBOR + 2.75%), due 02/05/25(b)	786,576
1,114,034		Jane Street Group, LLC, 2021 Term Loan, 2.85% (1 mo. USD LIBOR + 2.75%), due 01/26/28(b)	1,107,535
82,188	EUR	Jazz Financing Lux SARL, EUR Term Loan, 3.50% (1 mo. EURIBOR + 3.50%), due 05/05/28(b)	93,873
1,307,475		Jazz Financing Lux SARL, USD Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 05/05/28(b)	1,314,363
1,605,975		Jump Financial, LLC, Term Loan B, 4.00% (3 mo. USD LIBOR + 3.50%), due 08/02/28(b)	1,597,945
760,000		Knight Health Holdings LLC, Term Loan B, TBD , due 12/23/28(e)	718,200
1,850,000		Lakeshore Intermediate LLC, Term Loan, 4.00% (3 mo. USD LIBOR + 3.50%), due 09/29/28(b)	1,852,312
705,000		LBM Acquisition LLC, Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), due 12/17/27(b)	699,933
319,378		Les Schwab Tire Centers, Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 11/02/27(b)	319,677
305,464		Leslie’s Poolmart, Inc., 2021 Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 03/09/28(b)	304,867
1,320,000		LIDS Holdings, Inc., Term Loan, 6.50% (3 mo. USD LIBOR + 5.50%), due 12/01/28(b)	1,300,200
761,260		LogMeIn, Inc., Term Loan B, 4.84% (3 mo. USD LIBOR + 4.75%), due 08/31/27(b)	757,870
1,176,000	EUR	Lonza Group AG, EUR Term Loan B, 4.00% (3 mo. EURIBOR + 4.00%), due 07/03/28(b)	1,336,392
384,070		Lonza Group AG, USD Term Loan B, 4.75% (6 mo. USD LIBOR + 4.00%), due 07/03/28(b)	384,223
700,000		LRS Holdings, LLC, Term Loan B, 4.75% (1 mo. USD LIBOR + 4.25%), due 08/13/28(b)	700,437
1,531,140	EUR	MA FinanceCo., LLC, 2020 EUR Term Loan B, 4.50% (3 mo. EURIBOR + 4.50%), due 06/05/25(b)	1,757,174
248,750		Madison IAQ LLC, Term Loan, 3.75% (6 mo. USD LIBOR + 3.25%), due 06/21/28(b)	248,880
748,125		Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 5.75% (3 mo. USD LIBOR + 5.00%), due 07/27/28(b)	747,813
930,000		Magenta Buyer LLC, 2021 USD 2nd Lien Term Loan, 9.00% (3 mo. USD LIBOR + 8.25%), due 07/27/29(b)	927,094
1,500,000		MajorDrive Holdings IV LLC, Term Loan B, 4.50% (3 mo. USD LIBOR + 4.00%), due 05/12/28(b)	1,501,875

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
125,856		Maravai Intermediate Holdings, LLC, 2020 Term Loan B, 4.75% (1 mo. USD LIBOR + 3.75%), due 10/19/27(b)	126,563
1,004,950		Mavis Tire Express Services Corp., 2021 Term Loan B, 4.75% (1 mo. USD LIBOR + 4.00%), due 05/04/28(b)	1,006,709
405,413		Mayfield Agency Borrower, Inc., 2018 1st Lien Term Loan, 4.58% (1 mo. USD LIBOR + 4.50%), due 02/28/25(b)	404,907
1,065,330		McGraw-Hill Global Education Holdings, LLC, 2021 Term Loan, 5.25% (1 mo. USD LIBOR + 4.75%), due 07/28/28(b)	1,062,222
3,975,000		Medline Borrower, LP, USD Term Loan B, 3.75% (1 mo. USD LIBOR + 3.25%), due 10/23/28(b)	3,976,240
290,000		Meridian Adhesives Group, Inc., Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 07/24/28(b)	289,819
2,007,769		MH Sub I, LLC, 2020 Incremental Term Loan, 4.75% (1 mo. USD LIBOR + 3.75%), due 09/13/24(b)	2,014,672
1,023,855		Michaels Companies, Inc., 2021 Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 04/15/28(b)	1,015,664
599,414		Mileage Plus Holdings LLC, 2020 Term Loan B, 6.25% (3 mo. USD LIBOR + 5.25%), due 06/21/27(b)	634,255
242,604		Mister Car Wash Holdings, Inc., 2019 Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 05/14/26(b)	241,512
1,782,000		MKS Instruments, Inc., 2021 USD Term Loan, TBD , due 10/21/28(e)	1,780,328
516,041		Monitronics International Inc., Takeback Term Loan, 7.75% (3 mo. USD LIBOR + 6.50%), due 03/29/24(b)	484,218
2,965,000		Olympus Water US Holding Corp., 2021 USD Term Loan B, 4.25% (3 mo. USD LIBOR + 3.75%), due 11/09/28(b)	2,958,616
925,350		One Call Corp., 2021 Term Loan, 6.25% (3 mo. USD LIBOR + 5.50%), due 04/22/27(b)	928,049
680,000		Option Care Health, Inc., 2021 Term Loan B, 3.25% (1 mo. USD LIBOR + 2.75%), due 10/27/28(b)	679,830
329,175		Orbcomm Inc., Term Loan B, 5.00% (3 mo. USD LIBOR + 4.25%), due 09/01/28(b)	329,518
1,194,000	EUR	Organon & Co., EUR Term Loan B, 3.00% (6 mo. EURIBOR + 3.00%), due 06/02/28(b)	1,360,999
1,073,118		Organon & Co., USD Term Loan, 3.50% (3 mo. USD LIBOR + 3.00%), due 06/02/28(b)	1,075,912
415,670		Pacific Bells, LLC, Term Loan B, 5.00% (3 mo. USD LIBOR + 4.50%), due 10/13/28(b)	413,592
382,000		PAE Holding Corp., 2020 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.50%), due 10/19/27(b)	382,995
2,777,000		Parexel International Corp., 2021 1st Lien Term Loan, 4.00% (1 mo. USD LIBOR + 3.50%), due 11/15/28(b)	2,780,596
268,689		Particle Investments SARL, Term Loan, 5.75% (3 mo. USD LIBOR + 5.25%), due 02/18/27(b)	268,689
1,315,000	EUR	Paysafe Group Holdings II, Ltd., EUR Term Loan B2, 3.00% (1 mo. EURIBOR + 3.00%), due 06/28/28(b)	1,444,146
1,491,887		PECF USS Intermediate Holding III Corp., Term Loan B, TBD , due 12/15/28(e)	1,495,244
580,000		Peraton Corp., 2nd Lien Term Loan B1, 8.50% (1 mo. USD LIBOR + 7.75%), due 02/01/29(b)	589,606
1,840,713		Peraton Corp., Term Loan B, 4.50% (1 mo. USD LIBOR + 3.75%), due 02/01/28(b)	1,844,822

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
476,400	Petco Health & Wellness Company, Inc., 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.25%), due 03/03/28(b)	476,549
644,784	PetSmart, Inc., 2021 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 02/11/28(b)	646,933
231,291	Phoenix Guarantor, Inc., 2020 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 03/05/26(b)	230,218
910,000	Pilot Travel Centers LLC, 2021 Term Loan B, 2.10% (1 mo. USD LIBOR + 2.00%), due 08/04/28(b)	905,703
1,050,000	Pilot Travel Centers LLC, 2021 Term Loan B, TBD , due 08/04/28(e)	1,045,042
320,221	Planview Parent, Inc., Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 12/17/27(b)	320,622
725,390	Playa Resorts Holding BV, 2017 Term Loan B, 3.75% (1 mo. USD LIBOR + 2.75%), due 04/29/24(b)	708,843
607,835	Precision Medicine Group, LLC, 2021 Term Loan, 3.75% (3 mo. USD LIBOR + 3.00%), due 11/18/27(b)	606,316
17,215	Presidio, Inc., 2020 Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 01/22/27(b)	17,233
328,847	Presidio, Inc., 2020 Term Loan B, 3.63% (3 mo. USD LIBOR + 3.50%), due 01/22/27(b)	329,190
111,149	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (1 yr. USD LIBOR + 2.75%), due 09/23/26(b)	111,168
195,406	Prime Security Services Borrower, LLC, 2021 Term Loan, 3.50% (1 mo. USD LIBOR + 2.75%), due 09/23/26(b)	195,439
1,456,332	Prime Security Services Borrower, LLC, 2021 Term Loan, TBD , due 09/23/26(e)	1,456,579
1,300,000	Proofpoint, Inc., 1st Lien Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 08/31/28(b)	1,298,700
610,000	Quikrete Holdings, Inc., 2021 Term Loan B1, TBD , due 06/11/28(e)	608,888
969,004	Rackspace Technology Global, Inc., 2021 Term Loan, 3.50% (3 mo. USD LIBOR + 2.75%), due 02/15/28(b)	963,068
1,421,000	Radiate Holdco, LLC, 2021 Term Loan B, 4.00% (1 mo. USD LIBOR + 3.25%), due 09/25/26(b)	1,418,138
339,702	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.35% (1 mo. USD LIBOR + 4.25%), due 07/09/25(b)	335,509
291,260	Radiology Partners, Inc., 2018 1st Lien Term Loan B, 4.36% (3 mo. USD LIBOR + 4.25%), due 07/09/25(b)	287,665
870,000	Redstone Holdco 2 LP, 2021 2nd Lien Term Loan, 8.50% (3 mo. USD LIBOR + 7.75%), due 04/27/29(b)	809,100
790,000	Redstone Holdco 2 LP, 2021 Term Loan, 5.50% (3 mo. USD LIBOR + 4.75%), due 04/27/28(b)	757,906
220,118	RegionalCare Hospital Partners Holdings, Inc., 2018 Term Loan B, 3.85% (1 mo. USD LIBOR + 3.75%), due 11/16/25(b)	220,201
291,597	Resolute Investment Managers, Inc., 2020 Term Loan C, 5.25% (3 mo. USD LIBOR + 4.25%), due 04/30/24(b)	292,509
733,163	Restoration Hardware, Inc., Term Loan B, 3.00% (3 mo. USD LIBOR + 2.50%), due 10/20/28(b)	730,871
352,000	Royal Caribbean Cruises, Ltd., 2019 Term Loan A, TBD , due 04/05/22(e)	344,960
1,695,739	RVR Dealership Holdings, LLC, Term Loan B, 4.75% (3 mo. USD LIBOR + 4.00%), due 02/08/28(b)	1,694,679

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
217,811	Ryan Specialty Group, LLC, Term Loan, 3.75% (1 mo. USD LIBOR + 3.00%), due 09/01/27(b)	218,196
254,712	Scientific Games International, Inc., 2018 Term Loan B5, 2.85% (1 mo. USD LIBOR + 2.75%), due 08/14/24(b)	254,123
277,497	Sedgwick Claims Management Services, Inc., 2018 Term Loan B, 3.35% (1 mo. USD LIBOR + 3.25%), due 12/31/25(b)	275,728
326,050	Sedgwick Claims Management Services, Inc., 2020 Term Loan B3, 5.25% (1 mo. USD LIBOR + 4.25%), due 09/03/26(b)	327,001
2,296,703	SkyMiles IP, Ltd., 2020 Skymiles Term Loan B, 4.75% (3 mo. USD LIBOR + 3.75%), due 10/20/27(b)	2,434,219
258,695	Sotera Health Holdings, LLC, 2021 Term Loan, 3.25% (3 mo. USD LIBOR + 2.75%), due 12/11/26(b)	258,102
1,135,000	Southwestern Energy Co., 2021 Term Loan, 3.00% (3 mo. SOFR + 2.50%), due 06/22/27(b)	1,138,547
198,952	Sovos Brands Intermediate, Inc., 2021 Term Loan, 4.50% (3 mo. USD LIBOR + 3.75%), due 06/08/28(b)	199,107
618,450	Spencer Spirit IH LLC, Term Loan B, 6.10% (1 mo. USD LIBOR + 6.00%), due 06/19/26(b)	619,996
495,884	Station Casinos LLC, 2020 Term Loan B, 2.50% (1 mo. USD LIBOR + 2.25%), due 02/08/27(b)	492,134
2,794,995	Summer BC Holdco B SARL, 2021 USD Term Loan B2, 5.25% (1 mo. USD LIBOR + 4.50%), due 12/04/26(b)	2,793,947
155,770	Surf Holdings, LLC, USD Term Loan, 3.69% (3 mo. USD LIBOR + 3.50%), due 03/05/27(b)	154,796
438,361	Symplr Software, Inc., 2020 Term Loan, 5.25% (3 mo. USD LIBOR + 4.50%), due 12/22/27(b)	439,950
470,800	Telenet Financing USD LLC, 2020 USD Term Loan AR, 2.11% (3 mo. USD LIBOR + 2.00%), due 04/30/28(b)	463,186
1,651,981	Terrier Media Buyer, Inc., 2021 Term Loan, 3.60% (1 mo. USD LIBOR + 3.50%), due 12/17/26(b)	1,646,818
304,737	Thermostat Purchaser III, Inc., Term Loan, 5.25% (1 mo. USD LIBOR + 4.50%), due 08/31/28(b)	304,737
951,543	TKC Holdings, Inc., 2021 Term Loan, 6.50% (3 mo. USD LIBOR + 5.50%), due 05/15/28(b)	956,301
342,000	TPG VIII Elf Purchaser, LLC, 2021 Term Loan B, 4.00% (3 mo. USD LIBOR + 3.50%), due 11/06/28(b)	342,556
632,000	Trans Union, LLC, 2021 Term Loan B6, 2.75% (1 mo. USD LIBOR + 2.25%), due 12/01/28(b)	631,254
396,360	TransDigm, Inc., 2020 Term Loan F, 2.35% (1 mo. USD LIBOR + 2.25%), due 12/09/25(b)	391,518
756,370	Triton Water Holdings, Inc., Term Loan, 4.00% (3 mo. USD LIBOR + 3.50%), due 03/31/28(b)	749,042
182,979	TruGreen Limited Partnership, 2020 2nd Lien Term Loan, 9.25% (3 mo. USD LIBOR + 8.50%), due 11/02/28(b)	185,266
373,845	Tutor Perini Corp., Term Loan B, 5.75% (3 mo. USD LIBOR + 4.75%), due 08/13/27(b)	374,936
2,371,000	Twin River Worldwide Holdings, Inc., 2021 Term Loan B, 3.75% (6 mo. USD LIBOR + 3.25%), due 10/02/28(b)	2,374,407

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Bank Loans — continued
1,013,686		U.S. Renal Care, Inc., 2019 Term Loan B, 5.10% (1 mo. USD LIBOR + 5.00%), due 06/26/26(b)	988,485
897,704		U.S. Renal Care, Inc., 2019 Term Loan B, TBD , due 06/26/26(e)	875,386
1,276,290		Uber Technologies, Inc., 2021 1st Lien Term Loan B, 3.60% (1 mo. USD LIBOR + 3.50%), due 04/04/25(b)	1,278,184
588,395		UFC Holdings, LLC, 2021 Term Loan B, 3.50% (6 mo. USD LIBOR + 2.75%), due 04/29/26(b)	587,414
704,823		Ultimate Software Group, Inc. (The), 2021 Term Loan, 3.75% (3 mo. USD LIBOR + 3.25%), due 05/04/26(b)	702,180
4,194,651		United Airlines, Inc., 2021 Term Loan B, 4.50% (3 mo. USD LIBOR + 3.75%), due 04/21/28(b)	4,217,957
712,000	EUR	UPC Broadband Holding BV, 2021 EUR Term Loan AY, 3.00% (6 mo. EURIBOR + 3.00%), due 01/31/29(b)	806,228
869,682		US Foods, Inc., 2019 Term Loan B, 2.10% (1 mo. USD LIBOR + 2.00%), due 09/13/26(b)	861,461
800,000		US Foods, Inc., 2021 Term Loan B, TBD , due 11/17/28(e)	800,500
560,000		UST Holdings, Ltd., Term Loan, 4.25% (1 mo. USD LIBOR + 3.75%), due 11/20/28(b)	560,000
880,000		UST Holdings, Ltd., Term Loan, TBD , due 11/20/28(e)	880,000
1,739,774		Verscend Holding Corp., 2021 Term Loan B, 4.10% (1 mo. USD LIBOR + 4.00%), due 08/27/25(b)	1,741,587
1,260,000		Vertex Aerospace Services Corp., 2021 First Lien Term Loan, TBD , due 12/06/28(e)	1,259,409
313,345		VFH Parent LLC, 2019 Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 03/01/26(b)	313,101
537,600		Virgin Media Bristol LLC, 2020 USD Term Loan Q, 3.36% (3 mo. USD LIBOR + 3.25%), due 01/31/29(b)	537,936
1,479,297		Virgin Media Bristol LLC, USD Term Loan N, 2.61% (3 mo. USD LIBOR + 2.50%), due 01/31/28(b)	1,466,455
330,000		Virgin Pulse, Inc., 2021 2nd Lien Term Loan, 8.00% (6 mo. USD LIBOR + 7.25%), due 04/06/29(b)	327,112
897,750		Virgin Pulse, Inc., 2021 Term Loan, 4.75% (3 mo. USD LIBOR + 4.00%), due 04/06/28(b)	888,211
631,000		VM Consolidated, Inc., 2021 Term Loan B, TBD , due 03/19/28(e)	630,290
241,769		VS Buyer, LLC, Term Loan B, 3.10% (1 mo. USD LIBOR + 3.00%), due 02/28/27(b)	241,225
320,000		VT Topco, Inc., 2021 2nd Lien Term Loan, 7.50% (1 mo. USD LIBOR + 6.75%), due 07/31/26(b)	320,800
359,100		VT Topco, Inc., 2021 Incremental Term Loan, 4.50% (1 mo. USD LIBOR + 3.75%), due 08/01/25(b)	356,856
46,200		Western Dental Services, Inc., 2021 Delayed Draw Term Loan, 5.25% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	46,267
1,080,000		Western Dental Services, Inc., 2021 Term Loan B, 5.25% (1 mo. USD LIBOR + 4.50%), due 08/18/28(b)	1,081,575
130,000		Whatabrands LLC, 2021 Term Loan B, 3.75% (1 mo. USD LIBOR + 3.25%), due 08/03/28(b)	129,729
2,441,880		Wheel Pros, LLC, 2021 Term Loan, 5.25% (1 mo. USD LIBOR + 4.50%), due 05/11/28(b)	2,440,544

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Bank Loans — continued
494,082	William Morris Endeavor Entertainment, LLC, 2018 1st Lien Term Loan, 2.86% (1 mo. USD LIBOR + 2.75%), due 05/18/25(b)	484,716
1,079,373	Windstream Services, LLC, 2020 Exit Term Loan B, 7.25% (1 mo. USD LIBOR + 6.25%), due 09/21/27(b)	1,084,658
740,000	Worldwide Express Operations, LLC, 2021 1st Lien Term Loan, 5.00% (6 mo. USD LIBOR + 4.25%), due 07/26/28(b)	742,180
1,913,769	WP CityMD Bidco LLC, 2021 1st Lien Term Loan B, 3.75% (6 mo. USD LIBOR + 3.25%), due 11/18/28(b)	1,914,248
1,754,896	WP CPP Holdings, LLC, 2018 Term Loan, 4.75% (3 mo. USD LIBOR + 3.75%), due 04/30/25(b)	1,686,894
380,000	WP CPP Holdings, LLC, 2019 2nd Lien Incremental Term Loan, 8.75% (3 mo. USD LIBOR + 7.75%), due 04/30/26(b)	371,925

		225,910,520

	Convertible Debt — 1.1%
1,030,000	Aerie Pharmaceuticals, Inc., 1.50%, due 10/01/24(g)	875,500
140,000	Airbnb, Inc., 0.46%, due 03/15/26(h) 144A	137,340
30,000	American Eagle Outfitters, Inc., 3.75%, due 04/15/25	91,305
225,000	Atlas Air Worldwide Holdings, Inc., 1.88%, due 06/01/24	366,750
95,000	Bill.com Holdings, Inc., 0.00%, due 12/01/25(h)	162,744
75,000	Burlington Stores, Inc., 2.25%, due 04/15/25	111,797
100,000	Chegg, Inc., 4.23%, due 09/01/26(h)	83,250
155,000	Cloudflare, Inc., 1.39%, due 08/15/26(h) 144A	165,559
1,065,000	Confluent, Inc., 0.00%, due 01/15/27(h) 144A	1,159,519
105,000	Datadog, Inc., 0.13%, due 06/15/25	210,945
40,000	Dick’s Sporting Goods, Inc., 3.25%, due 04/15/25	141,550
990,000	DISH Network Corp., 3.38%, due 08/15/26	939,562
120,000	DocuSign, Inc., 1.56%, due 01/15/24(g) (h) 144A	116,280
690,000	DraftKings, Inc., 5.03%, due 03/15/28(h) 144A	523,020
110,000	Expedia Group, Inc., 0.00%, due 02/15/26(g) (h) 144A	127,105
145,000	Ford Motor Co., 0.00%, due 03/15/26(h) 144A	200,191
76,000	Gannett Co., Inc., 6.00%, due 12/01/27	98,135
590,000	Granite Point Mortgage Trust, Inc. REIT, 5.63%, due 12/01/22 144A	592,950
510,000	Halozyme Therapeutics, Inc., 0.25%, due 03/01/27 144A	456,769
60,000	HubSpot, Inc., 0.38%, due 06/01/25	142,950
100,000	Illumina, Inc., 0.00%, due 08/15/23(g) (h)	114,563
140,000	Liberty Latin America, Ltd., 2.00%, due 07/15/24(g)	138,250
100,000	Liberty Media Corp-Liberty Formula One, 1.00%, due 01/30/23	172,830
125,000	Lyft, Inc., 1.50%, due 05/15/25	167,112
420,000	MercadoLibre, Inc., 2.00%, due 08/15/28	1,304,646
85,000	Middleby Corp. (The), 1.00%, due 09/01/25	136,266
75,000	MongoDB, Inc., 0.25%, due 01/15/26	191,859
100,000	NortonLifeLock, Inc., 2.00%, due 08/15/22 144A	129,450
120,000	Nutanix, Inc., 0.00%, due 01/15/23(h)	123,228
115,000	ON Semiconductor Corp., 0.00%, due 05/01/27(h) 144A	167,900
105,000	Pegasystems, Inc., 0.75%, due 03/01/25	111,437
80,000	Pioneer Natural Resources Co., 0.25%, due 05/15/25	142,950
105,000	Shopify, Inc., 0.13%, due 11/01/25	131,512
120,000	Snap, Inc., 0.54%, due 05/01/27(h) 144A	116,645

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Convertible Debt — continued
590,000		Spirit Airlines, Inc., 1.00%, due 05/15/26	511,554
940,000		Splunk, Inc., 1.13%, due 09/15/25	1,037,572
30,000		Teradyne, Inc., 1.25%, due 12/15/23	155,250
90,000		Upstart Holdings, Inc., 0.25%, due 08/15/26 144A	86,400
110,000		Vishay Intertechnology, Inc., 2.25%, due 06/15/25	113,993

			11,756,638

		Corporate Debt — 32.0%
150,000		AbbVie, Inc., 4.05%, due 11/21/39	172,437
290,000		ABN AMRO Bank NV, 4.75%, due 07/28/25 144A	316,308
290,000		Acuris Finance US, Inc./Acuris Finance SARL, 5.00%, due 05/01/28 144A	288,991
370,000		AdaptHealth LLC, 4.63%, due 08/01/29 144A	370,561
190,000		AdaptHealth LLC, 5.13%, due 03/01/30 144A	193,612
270,000		AdaptHealth LLC, 6.13%, due 08/01/28 144A	286,598
245,000	EUR	Adevinta ASA, 3.00%, due 11/15/27 144A	286,348
1,040,000	EUR	Adient Global Holdings, Ltd., 3.50%, due 08/15/24(i)	1,200,408
680,000		Adtalem Global Education, Inc., 5.50%, due 03/01/28 144A	665,659
1,840,000		AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, due 01/30/32	1,876,083
675,000		Aeropuerto Internacional de Tocumen SA, 4.00%, due 08/11/41 144A	688,931
250,000		AES Corp. (The), 2.45%, due 01/15/31	243,836
1,000,000		AES Panama Generation Holdings SRL, 4.38%, due 05/31/30 144A	1,042,800
430,000		AFC Gamma, Inc. REIT, 5.75%, due 05/01/27 144A	425,644
425,000		Agile Group Holdings, Ltd., 5.50%, due 05/17/26(g) (i)	251,813
645,000		Agile Group Holdings, Ltd., 5.75%, due 01/02/25(g) (i)	426,022
240,000		Air Canada, 3.88%, due 08/15/26 144A	245,116
1,825,000		Akbank TAS, 6.80%, due 02/06/26 144A	1,769,867
570,000		Akumin, Inc., 7.00%, due 11/01/25 144A	543,062
1,150,000		Alibaba Group Holding, Ltd., 3.15%, due 02/09/51	1,079,013
410,000		Allen Media LLC/Allen Media Co-Issuer, Inc., 10.50%, due 02/15/28 144A	428,335
500,000		Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, due 06/01/29(g) 144A	487,007
310,000		Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 SARL, 4.63%, due 06/01/28 144A	304,730
1,080,000		Altice France Holding SA, 10.50%, due 05/15/27 144A	1,162,523
370,000		Altice France SA, 5.13%, due 07/15/29 144A	361,560
200,000		Altice France SA, 5.50%, due 10/15/29 144A	197,341
480,000		Altria Group, Inc., 5.95%, due 02/14/49	600,276
365,000		Ambience Merger Sub, Inc., 4.88%, due 07/15/28 144A	360,124
140,000		AMC Entertainment Holdings, Inc., 10.00% (10% Cash or 12% PIK or Combo 5% Cash and 6% PIK), due 06/15/26 144A	138,530
6,650,000	MXN	America Movil SAB de CV, 7.13%, due 12/09/24	317,520
399,960		American Airlines Pass Through Trust, 4.95%, due 08/15/26	399,088
320,000		American Airlines, Inc., 11.75%, due 07/15/25 144A	395,230
350,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.50%, due 04/20/26 144A	364,501
320,000		American Airlines, Inc./AAdvantage Loyalty IP, Ltd., 5.75%, due 04/20/29 144A	342,642
190,000		American Axle & Manufacturing, Inc., 5.00%, due 10/01/29(g)	186,681
220,000		American Express Co., 4.05%, due 12/03/42	261,723
761,510		American News Co. LLC, 8.50% (8.50% Cash or 10.00% PIK), due 09/01/26 144A	871,613
445,000		Anglo American Capital Plc, 2.88%, due 03/17/31(g) 144A	443,373

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
295,000		Anglo American Capital Plc, 3.95%, due 09/10/50(g) 144A	313,965
685,000		AngloGold Ashanti Holdings Plc, 3.75%, due 10/01/30(g)	690,809
380,000		Antares Holdings, LP, 3.95%, due 07/15/26 144A	391,147
1,080,000		Antero Resources Corp., 5.38%, due 03/01/30 144A	1,156,340
800,000		Aon Corp./Aon Global Holdings Plc, 2.60%, due 12/02/31(g)	814,833
470,000		Apollo Commercial Real Estate Finance, Inc. REIT, 4.63%, due 06/15/29 144A	455,411
235,000		ArcelorMittal SA, 7.00%, due 10/15/39(j)	324,089
970,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27(i)	1,135,215
280,000	EUR	ARD Finance SA, 5.00% (5.00% Cash or 5.75% PIK), due 06/30/27 144A	327,691
2,285,000		Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance Plc, 4.00%, due 09/01/29(g) 144A	2,267,485
650,000		Ardagh Packaging Finance Plc/Ardagh Holdings USA, Inc., 5.25%, due 04/30/25 144A	671,798
715,714		Ardonagh Midco 2 Plc, 11.50% (11.50% Cash or 12.75% PIK), due 01/15/27 144A	800,333
1,370,000		Ares Capital Corp., 2.88%, due 06/15/28	1,364,945
2,990,000		Ashland LLC, 3.38%, due 09/01/31 144A	2,971,866
900,000		Ashtead Capital, Inc., 2.45%, due 08/12/31 144A	877,309
557,000		AT&T, Inc., 3.50%, due 09/15/53	563,005
390,000		Australia & New Zealand Banking Group, Ltd., 2.95% (5 yr. CMT + 1.29%), due 07/22/30(b) 144A	399,894
60,000		AutoNation, Inc., 4.75%, due 06/01/30	68,611
160,000		Aviation Capital Group LLC, 5.50%, due 12/15/24 144A	175,175
250,000		Avolon Holdings Funding, Ltd., 4.25%, due 04/15/26 144A	265,186
160,000		Avolon Holdings Funding, Ltd., 5.13%, due 10/01/23 144A	168,602
800,000		B3 SA - Brasil Bolsa Balcao, 4.13%, due 09/20/31 144A	772,008
490,000		Baidu, Inc., 2.38%, due 10/09/30	477,164
330,000		Ball Corp., 3.13%, due 09/15/31	326,358
200,000	EUR	Banco Bilbao Vizcaya Argentaria SA, 5.88% (5 yr. EUR swap annual + 5.66%)(b) (i) (k)	241,939
1,090,000		Banco Mercantil del Norte SA, 7.50% (10 yr. CMT + 5.47%)(b) (k) 144A	1,161,302
610,000		Banco Mercantil del Norte SA, 7.63% (10 yr. CMT + 5.35%)(b )(k) 144A	655,689
400,000		Banco Santander SA, 2.75%, due 12/03/30	391,894
600,000		Banco Santander SA, 2.96%, due 03/25/31	612,778
2,000,000		Banco Santander SA, 3.23% (1 yr. CMT + 1.60%), due 11/22/32(b)	2,004,061
1,920,000		Barclays Plc, 2.89% (1 yr. CMT + 1.30%), due 11/24/32(b)	1,934,983
720,000		Barclays Plc, 4.38% (5 yr. CMT + 3.41%)(b) (k)	707,040
200,000		Barclays Plc, 5.09% (3 mo. USD LIBOR + 3.05%), due 06/20/30(b)	227,085
535,000	GBP	Barclays Plc, 6.38% (5 yr. UK Government Bond + 6.02%)(b) (i) (k)	786,255
350,000		Barclays Plc, 8.00% (5 yr. CMT + 5.67%)(b) (k)	387,723
240,000	EUR	Barclays Plc, (MTN), 2.00% (5 yr. EUR swap annual + 1.90%), due 02/07/28(b) (i)	277,916
700,000		Bath & Body Works, Inc., 5.25%, due 02/01/28	774,487
420,000		Bath & Body Works, Inc., 6.63%, due 10/01/30 144A	476,353
550,000		Bausch Health Americas, Inc., 8.50%, due 01/31/27 144A	578,295
90,000		Bausch Health Americas, Inc., 9.25%, due 04/01/26 144A	95,174
30,000		Bausch Health Cos., Inc., 9.00%, due 12/15/25 144A	31,634
1,090,000		Bed Bath & Beyond, Inc., 5.17%, due 08/01/44(g)	907,022
1,362,000		Berry Petroleum Co. LLC, 7.00%, due 02/15/26 144A	1,349,796
850,000		Bimbo Bakeries USA, Inc., 4.00%, due 05/17/51 144A	922,053
840,000		BlackRock TCP Capital Corp., 2.85%, due 02/09/26	844,197

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
1,465,000		BlackRock, Inc., 2.10%, due 02/25/32	1,454,793
1,585,000		Blackstone Holdings Finance Co. LLC, 2.00%, due 01/30/32 144A	1,527,630
885,000		Blackstone Secured Lending Fund, 2.85%, due 09/30/28 144A	863,466
740,000		Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.63%, due 12/15/25 144A	785,170
850,000		BNP Paribas SA, 2.16% (SOFR + 1.22%), due 09/15/29(b) 144A	833,942
1,285,000		BNP Paribas SA, 4.50% (5 yr. CMT + 2.94%)(b) (g) (k) 144A	1,287,152
230,000		Boeing Co. (The), 2.20%, due 02/04/26	230,132
50,000		Boeing Co. (The), 2.70%, due 02/01/27	50,875
260,000		Boeing Co. (The), 3.25%, due 02/01/35	262,417
430,000		Boeing Co. (The), 5.15%, due 05/01/30	501,403
780,000		Boeing Co. (The), 5.93%, due 05/01/60	1,085,390
610,000		Boyne USA, Inc., 4.75%, due 05/15/29 144A	629,346
440,000		Braskem Netherlands Finance BV, 4.50%, due 01/10/28 144A	467,080
1,335,000		Brixmor Operating Partnership, LP REIT, 2.50%, due 08/16/31	1,307,881
1,620,000		Brunswick Corp., 2.40%, due 08/18/31	1,555,083
210,000		CA Magnum Holdings, 5.38%, due 10/31/26 144A	217,613
2,755,000		Caesars Entertainment, Inc., 4.63%, due 10/15/29 144A	2,760,772
685,000		Caesars Entertainment, Inc., 8.13%, due 07/01/27 144A	759,422
750,000		Carnival Corp., 9.88%, due 08/01/27 144A	857,812
790,000		Carnival Plc, 7.88%, due 06/01/27	920,844
250,000		Carriage Purchaser, Inc., 7.88%, due 10/15/29 144A	240,351
490,000		Carrols Restaurant Group, Inc., 5.88%, due 07/01/29(g) 144A	441,688
485,000		Carvana Co., 5.63%, due 10/01/25 144A	485,606
120,000		Carvana Co., 5.88%, due 10/01/28 144A	119,719
545,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28(i)	620,583
765,000	EUR	Catalent Pharma Solutions, Inc., 2.38%, due 03/01/28 144A	871,093
1,735,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, due 02/01/31 144A	1,753,781
1,500,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, due 05/01/32	1,545,622
245,000		CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, due 03/01/30 144A	255,235
770,000		Celulosa Arauco y Constitucion SA, 5.15%, due 01/29/50(g) 144A	877,942
480,000		Cemex SAB de CV, 3.88%, due 07/11/31 144A	478,999
1,390,000		Cemex SAB de CV, 5.13% (5 yr. CMT + 4.53%)(b) (k) 144A	1,441,076
1,255,000		Cemex SAB de CV, 5.20%, due 09/17/30 144A	1,349,470
83,000		Cenovus Energy, Inc., 5.38%, due 07/15/25	91,668
200,000		Century Communities, Inc., 3.88%, due 08/15/29 144A	201,787
50,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.50%, due 03/01/42	48,584
1,495,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 3.90%, due 06/01/52	1,502,040
600,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.13%, due 07/01/49	697,637
100,000		Charter Communications Operating LLC/Charter Communications Operating Capital, 5.38%, due 04/01/38	119,540
185,000		Chevron Corp., 3.08%, due 05/11/50	196,939
620,000		CHS/Community Health Systems, Inc., 6.13%, due 04/01/30 144A	614,318
880,000		CHS/Community Health Systems, Inc., 6.88%, due 04/15/29 144A	897,846
160,000		Cigna Corp., 4.80%, due 08/15/38	197,154
530,000	EUR	Cirsa Finance International SARL, 4.50%, due 03/15/27 144A	589,155
110,000		Citigroup, Inc., 4.65%, due 07/30/45	139,033

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
546,000		Citigroup, Inc., 4.75%, due 05/18/46	673,043
1,092,000		Citigroup, Inc., 5.30%, due 05/06/44	1,428,193
170,000		Citigroup, Inc., 6.30% (3 mo. USD LIBOR + 3.42%)(b) (k)	178,607
745,000		Clarivate Science Holdings Corp., 4.88%, due 07/01/29 144A	756,827
930,000		Clear Channel Outdoor Holdings, Inc., 7.50%, due 06/01/29 144A	994,375
550,000		Coinbase Global, Inc., 3.63%, due 10/01/31(g) 144A	506,995
1,040,000		Colgate Energy Partners III LLC, 5.88%, due 07/01/29 144A	1,072,677
635,000		Colombia Telecomunicaciones SA ESP, 4.95%, due 07/17/30 144A	631,193
1,620,000		Comcast Corp., 2.99%, due 11/01/63 144A	1,541,007
380,000		Comcast Corp., 4.25%, due 10/15/30	439,006
530,000		Commercial Metals Co., 3.88%, due 02/15/31	526,807
1,600,000	EUR	Commerzbank AG, 6.13% (5 yr. EUR swap annual + 6.36%)(b) (i) (k)	1,985,551
226,000		CommScope Technologies LLC, 6.00%, due 06/15/25 144A	226,252
770,000		CommScope, Inc., 8.25%, due 03/01/27 144A	792,268
1,380,000		Continental Resources, Inc., 2.27%, due 11/15/26 144A	1,371,106
460,000		Continental Resources, Inc., 5.75%, due 01/15/31 144A	542,478
400,000	EUR	Cooperatieve Rabobank UA, 4.63% (5 yr. EUR swap annual + 4.10%)(b) (g) (i) (k)	498,662
1,030,000		CoreCivic, Inc., 8.25%, due 04/15/26(g)	1,077,818
350,000		Country Garden Holdings Co., Ltd., 5.13%, due 01/17/25(i)	334,364
200,000		Country Garden Holdings Co., Ltd., 8.00%, due 01/27/24(i)	202,034
375,000		Credit Agricole SA, 7.88% (5 yr. USD swap + 4.90%)(b) (k) 144A	411,551
380,000		Credit Agricole SA, 8.13% (5 yr. USD swap + 6.19%)(b) (k) 144A	451,345
265,000		Credit Suisse Group AG, 7.25% (5 yr. USD ICE swap + 4.33%)(b) (k) 144A	291,243
200,000		Credit Suisse Group AG, 7.50% (5 yr. USD swap + 4.60%)(b) (k) 144A	211,850
240,000		Crown Castle International Corp. REIT, 3.30%, due 07/01/30	253,441
320,000		CSC Holdings LLC, 4.50%, due 11/15/31 144A	316,518
390,000		CSC Holdings LLC, 6.50%, due 02/01/29 144A	418,092
90,000		CVS Health Corp., 4.78%, due 03/25/38	109,746
90,000		CVS Health Corp., 5.05%, due 03/25/48	117,877
30,000		DCP Midstream Operating, LP, 5.63%, due 07/15/27	33,930
130,000		DCP Midstream Operating, LP, 6.75%, due 09/15/37 144A	174,074
300,000		DCP Midstream, LP, 7.38% (3 mo. USD LIBOR + 5.15%)(b) (k)	297,000
440,000		Dell International LLC/EMC Corp., 6.20%, due 07/15/30	555,820
334,000		Dell International LLC/EMC Corp., 8.35%, due 07/15/46	556,469
640,000		Delta Air Lines, Inc., 7.00%, due 05/01/25 144A	732,348
30,000		Delta Air Lines, Inc./SkyMiles IP, Ltd., 4.75%, due 10/20/28 144A	32,783
660,000		Deutsche Bank AG, 3.73% (SOFR + 2.76%), due 01/14/32(b)	675,522
400,000		Deutsche Bank AG, 4.79% (5 yr. USD swap + 4.36%)(b) (i) (k)	398,028
400,000		Deutsche Bank AG, 7.50% (5 yr. USD swap + 5.00%)(b) (k)	435,500
300,000		Diamondback Energy, Inc., 3.50%, due 12/01/29	318,450
870,000		DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 5.88%, due 08/15/27 144A	891,924
820,000		DISH DBS Corp., 5.13%, due 06/01/29	747,528
580,000		DISH DBS Corp., 5.75%, due 12/01/28 144A	586,887
240,000		DISH DBS Corp., 7.75%, due 07/01/26	253,512
240,000		Diversified Healthcare Trust REIT, 4.75%, due 02/15/28	235,200
490,000		Diversified Healthcare Trust REIT, 9.75%, due 06/15/25	530,775
540,000		DP World Plc, 5.63%, due 09/25/48 144A	665,011
255,000		Dun & Bradstreet Corp. (The), 5.00%, due 12/15/29 144A	261,309
295,000		eBay, Inc., 4.00%, due 07/15/42	329,528

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
410,000		Endeavor Energy Resources, LP/EER Finance, Inc., 5.75%, due 01/30/28 144A	437,675
240,000		Endeavor Energy Resources, LP/EER Finance, Inc., 6.63%, due 07/15/25 144A	254,212
1,690,000		Endeavour Mining Plc, 5.00%, due 10/14/26 144A	1,680,604
520,000		Endo Dac/Endo Finance LLC/Endo Finco, Inc., 9.50%, due 07/31/27(g) 144A	529,859
490,000		Endo Luxembourg Finance Co. I SARL/Endo US, Inc., 6.13%, due 04/01/29 144A	481,168
755,000		Enel Finance International NV, 2.88%, due 07/12/41 144A	725,288
980,000		Energean Israel Finance, Ltd., 5.88%, due 03/30/31(i) 144A	964,928
1,065,000	EUR	Energizer Gamma Acquisition BV, 3.50%, due 06/30/29	1,175,259
210,000		Energy Transfer Operating, LP, 6.25%, due 04/15/49	274,840
230,000		Energy Transfer, LP, 6.25% (3 mo. USD LIBOR + 4.03%)(b) (k)	200,401
270,000		Energy Transfer, LP, 7.13% (5 yr. CMT + 5.31%)(b) (k)	274,725
395,000		Enstar Group, Ltd., 3.10%, due 09/01/31	387,660
205,000		Enstar Group, Ltd., 4.95%, due 06/01/29	228,287
720,000		Enterprise Products Operating LLC, 3.70%, due 01/31/51	757,489
160,000		Enterprise Products Operating LLC, 3.95%, due 01/31/60	173,283
265,000		EPR Properties REIT, 3.75%, due 08/15/29	267,717
150,000		EQM Midstream Partners, LP, 6.00%, due 07/01/25 144A	163,293
140,000		EQM Midstream Partners, LP, 6.50%, due 07/01/27 144A	156,976
810,000		EQT Corp., 3.90%, due 10/01/27	869,746
330,000		EQT Corp., 7.50%, due 02/01/30(j)	424,566
300,000		First Quantum Minerals, Ltd., 6.88%, due 03/01/26 144A	311,976
1,550,000		First Quantum Minerals, Ltd., 6.88%, due 10/15/27 144A	1,669,885
420,000		FirstCash, Inc., 5.63%, due 01/01/30 144A	428,732
130,000		FirstEnergy Corp., 7.38%, due 11/15/31	175,747
2,330,000		Foot Locker, Inc., 4.00%, due 10/01/29(g) 144A	2,337,339
530,000		Ford Motor Co., 3.25%, due 02/12/32	543,780
390,000		Ford Motor Credit Co. LLC, 2.90%, due 02/16/28	391,535
820,000		Ford Motor Credit Co. LLC, 3.63%, due 06/17/31	864,567
380,000		Ford Motor Credit Co. LLC, 4.00%, due 11/13/30	409,461
1,000,000		Freeport Minerals Corp., 7.13%, due 11/01/27	1,247,300
455,000		Freeport-McMoRan, Inc., 4.63%, due 08/01/30	488,743
500,000		Gannett Holdings LLC, 6.00%, due 11/01/26 144A	511,140
280,000		Gartner, Inc., 3.63%, due 06/15/29 144A	283,549
590,000		Gazprom PJSC Via Gaz Capital SA, 4.95%, due 03/23/27 144A	639,398
1,200,000		GEMS MENASA Cayman, Ltd./GEMS Education Delaware LLC, 7.13%, due 07/31/26 144A	1,235,538
155,000		General Motors Co., 5.20%, due 04/01/45	192,217
50,000		GEO Group, Inc. (The) REIT, 5.13%, due 04/01/23(g)	47,679
890,000		GEO Group, Inc. (The) REIT, 5.88%, due 10/15/24	787,908
150,000		GEO Group, Inc. (The) REIT, 6.00%, due 04/15/26	121,176
200,000		GFL Environmental, Inc., 5.13%, due 12/15/26 144A	208,245
1,066,194		Global Aircraft Leasing Co., Ltd., 6.50% (6.50% Cash or 7.25% PIK), due 09/15/24 144A	1,030,066
280,000		Global Atlantic Fin Co., 4.40%, due 10/15/29 144A	301,755
2,220,000		Gold Fields Orogen Holdings BVI, Ltd., 6.13%, due 05/15/29 144A	2,556,929
190,000		Goldman Sachs Group, Inc. (The), 5.15%, due 05/22/45	247,675
810,000		Granite US Holdings Corp., 11.00%, due 10/01/27(g) 144A	881,685
1,880,000		Gray Escrow II, Inc., 5.38%, due 11/15/31 144A	1,937,425
850,000		H&E Equipment Services, Inc., 3.88%, due 12/15/28 144A	845,134

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
420,000		Hawaiian Brand Intellectual Property, Ltd./HawaiianMiles Loyalty, Ltd., 5.75%, due 01/20/26 144A	439,990
1,555,000		HCA, Inc., 5.88%, due 02/01/29	1,855,364
80,000		Healthpeak Properties, Inc. REIT, 3.50%, due 07/15/29	86,835
255,000		Helmerich & Payne, Inc., 2.90%, due 09/29/31 144A	250,522
780,000		Hertz Corp. (The), 5.00%, due 12/01/29 144A	782,075
125,000		Hess Midstream Operations, LP, 5.13%, due 06/15/28 144A	130,339
375,000		Hexion, Inc., 7.88%, due 07/15/27(g) 144A	396,000
50,000		Hill-Rom Holdings, Inc., 4.38%, due 09/15/27 144A	52,281
1,410,000		Host Hotels & Resorts, LP REIT, 2.90%, due 12/15/31	1,361,853
570,000		Howard Midstream Energy Partners LLC, 6.75%, due 01/15/27 144A	584,780
955,000		HSBC Holdings Plc, 4.60% (5 yr. CMT + 3.65%)(b) (k)	956,604
250,000	EUR	HSBC Holdings Plc, 5.25% (5 yr. EUR swap annual + 4.38%)(b) (i) (k)	293,540
190,000	EUR	HSE Finance SARL, 5.63%, due 10/15/26 144A	221,996
1,340,000		HTA Group, Ltd., 7.00%, due 12/18/25 144A	1,400,970
260,000		Hudbay Minerals, Inc., 4.50%, due 04/01/26 144A	260,299
610,000		Hudbay Minerals, Inc., 6.13%, due 04/01/29 144A	647,735
280,000		iHeartCommunications, Inc., 4.75%, due 01/15/28 144A	284,382
320,000		iHeartCommunications, Inc., 5.25%, due 08/15/27 144A	333,152
145,000		iHeartCommunications, Inc., 6.38%, due 05/01/26	150,597
740,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27(i)	785,517
1,370,000		IHS Netherlands Holdco BV, 8.00%, due 09/18/27 144A	1,454,269
2,055,000		II-VI, Inc., 5.00%, due 12/15/29 144A	2,102,881
2,635,000		Iliad Holding SASU, 6.50%, due 10/15/26 144A	2,772,257
810,000		Illuminate Buyer LLC/Illuminate Holdings IV, Inc., 9.00%, due 07/01/28 144A	864,946
265,000	EUR	IMA Industria Macchine Automatiche SpA, 3.75%, due 01/15/28 144A	300,061
2,275,000		Independence Energy Finance LLC, 7.25%, due 05/01/26 144A	2,366,193
415,000		Intesa Sanpaolo SpA, 4.00%, due 09/23/29 144A	445,527
1,450,000		Intesa Sanpaolo SpA, 4.95% (1 yr. CMT + 2.75%), due 06/01/42(b) 144A	1,492,197
350,000		Intesa Sanpaolo SpA, 5.71%, due 01/15/26 144A	387,484
590,000		Intesa Sanpaolo SpA, 7.70% (5 yr. USD swap + 5.46%)(b) (g) (k) 144A	662,275
570,000		Itau Unibanco Holding SA, 3.88% (5 yr. CMT + 3.45%), due 04/15/31(b) 144A	548,069
2,104,000		Itau Unibanco Holding SA, 4.63% (5 yr. CMT + 3.22%)(b) (k) 144A	1,974,657
1,195,000		Jackson Financial, Inc., 3.13%, due 11/23/31 144A	1,202,606
190,000		Jane Street Group/JSG Finance, Inc., 4.50%, due 11/15/29 144A	192,212
225,000		Jazz Securities DAC, 4.38%, due 01/15/29 144A	233,363
1,720,000		JBS Finance Luxembourg SARL, 3.63%, due 01/15/32 144A	1,729,443
1,695,000		Jefferies Group LLC/Jefferies Group Capital Finance, Inc., 2.63%, due 10/15/31	1,668,997
622,163		K2016470219 South Africa, Ltd., 3.00% (3.00% Cash or PIK), due 12/31/22(c)	1,776
198,302		K2016470260 South Africa, Ltd., 25.00% (25.00% Cash or PIK), due 12/31/22(c)	516
660,000		KazMunayGas National Co. JSC, 4.75%, due 04/19/27(g) 144A	730,171
790,000		KazTransGas JSC, 4.38%, due 09/26/27 144A	860,962
1,770,000		Kenbourne Invest SA, 4.70%, due 01/22/28 144A	1,735,547
915,000		Kernel Holding SA, 6.75%, due 10/27/27 144A	911,893
865,000		KKR Group Finance Co. X LLC, 3.25%, due 12/15/51 144A	864,168
1,005,000		Kosmos Energy, Ltd., 7.13%, due 04/04/26(g) 144A	977,322
30,000		Las Vegas Sands Corp., 3.20%, due 08/08/24	30,562
425,000		Lazard Group LLC, 4.38%, due 03/11/29	479,749

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
650,000		Legends Hospitality Holding Co. LLC/Legends Hospitality Co-Issuer, Inc., 5.00%, due 02/01/26 144A	654,111
35,000		Lennar Corp., 4.50%, due 04/30/24	37,220
120,000		Lennar Corp., 4.75%, due 11/15/22(j)	122,849
560,000		Lennar Corp., 4.88%, due 12/15/23	594,344
460,000		Leviathan Bond, Ltd., 6.50%, due 06/30/27(i) 144A	494,758
120,000		Liberty Interactive LLC, 8.25%, due 02/01/30(g)	131,569
320,000		Liberty Interactive LLC, 8.50%, due 07/15/29	349,250
730,000		Liberty Mutual Group, Inc., 4.13% (5 yr. CMT + 3.32%), due 12/15/51(b) 144A	729,252
1,590,000		Liberty Mutual Group, Inc., 4.30%, due 02/01/61(g) 144A	1,497,009
960,000		Liquid Telecommunications Financing Plc, 5.50%, due 09/04/26 144A	991,200
250,000	EUR	Lloyds Banking Group Plc, 4.95% (5 yr. EURIBOR + 5.29%)(b) (g) (i) (k)	310,463
470,000		LogMeIn, Inc., 5.50%, due 09/01/27 144A	476,129
2,470,000	EUR	Lorca Telecom Bondco SA, 4.00%, due 09/18/27 144A	2,861,668
890,000		LSF11 A5 Holdco LLC, 6.63%, due 10/15/29 144A	877,900
400,000		Lukoil International Finance BV, 4.75%, due 11/02/26 144A	428,260
630,000		Madison IAQ LLC, 5.88%, due 06/30/29 144A	630,964
700,000		Mclaren Finance Plc, 7.50%, due 08/01/26 144A	709,292
130,000		MDC Holdings, Inc., 6.00%, due 01/15/43	164,639
440,000		MEG Energy Corp., 5.88%, due 02/01/29 144A	461,274
210,000		MEG Energy Corp., 7.13%, due 02/01/27 144A	223,950
620,000		MEGlobal Canada ULC, 5.88%, due 05/18/30 144A	752,912
320,000		Melco Resorts Finance, Ltd., 5.38%, due 12/04/29 144A	310,896
800,000		MercadoLibre, Inc., 3.13%, due 01/14/31	757,156
3,050,000		Merck & Co., Inc., 2.90%, due 12/10/61	3,040,938
985,000		Michaels Cos, Inc. (The), 5.25%, due 05/01/28 144A	987,064
560,000		Michaels Cos, Inc. (The), 7.88%, due 05/01/29 144A	552,555
560,000		Micron Technology, Inc., 3.37%, due 11/01/41	575,851
210,000		Midcap Financial Issuer Trust, 5.63%, due 01/15/30 144A	210,865
710,000		Midcap Financial Issuer Trust, 6.50%, due 05/01/28 144A	741,389
247,000		Millicom International Cellular SA, 4.50%, due 04/27/31 144A	249,229
2,295,000		Millicom International Cellular SA, 6.25%, due 03/25/29 144A	2,498,830
170,000		Minerals Technologies, Inc., 5.00%, due 07/01/28 144A	176,456
655,000		Mitsubishi UFJ Financial Group, Inc., 2.49% (1 yr. CMT + 0.97%), due 10/13/32(b)	656,559
1,040,000		Moody’s Corp., 2.00%, due 08/19/31	1,012,455
2,640,000		Mozart Debt Merger SUB, Inc., 3.88%, due 04/01/29 144A	2,635,961
2,180,000		Mozart Debt Merger SUB, Inc., 5.25%, due 10/01/29 144A	2,214,270
800,000		MPH Acquisition Holdings LLC, 5.50%, due 09/01/28 144A	812,212
40,000		MPH Acquisition Holdings LLC, 5.75%, due 11/01/28(g) 144A	38,101
500,000		MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.50%, due 03/15/31	506,395
160,000	GBP	MPT Operating Partnership, LP/MPT Finance Corp. REIT, 3.69%, due 06/05/28	226,775
120,000		MSCI, Inc., 3.25%, due 08/15/33 144A	121,537
295,000		Mylan, Inc., 5.40%, due 11/29/43	364,594
400,000		Nationstar Mortgage Holdings, Inc., 5.50%, due 08/15/28 144A	408,604
245,000		NatWest Group Plc, 4.27% (3 mo. USD LIBOR + 1.76%), due 03/22/25(b)	259,376
1,120,000	GBP	NatWest Group Plc, 4.50% (5 yr. UK Government Bond + 3.99%)(b) (k)	1,514,064
170,000		Navient Corp., (MTN), 5.63%, due 08/01/33	162,165
235,000		NBM US Holdings, Inc., 7.00%, due 05/14/26 144A	246,756
349,000		NCL Corp., Ltd., 10.25%, due 02/01/26 144A	406,290

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
592,000		NCL Corp., Ltd., 12.25%, due 05/15/24 144A	702,121
340,000		NCR Corp., 5.13%, due 04/15/29 144A	352,583
1,085,000		New Metro Global, Ltd., 4.50%, due 05/02/26(i)	927,839
1,635,000		Nexstar Media, Inc., 5.63%, due 07/15/27 144A	1,725,587
490,000		NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, due 04/01/26 144A	520,841
420,000		NMI Holdings, Inc., 7.38%, due 06/01/25 144A	477,330
915,000		Nomura Holdings, Inc., 2.61%, due 07/14/31	903,919
700,000		Northern Oil and Gas, Inc., 8.13%, due 03/01/28 144A	739,494
400,000		Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22(c) (l)	24
160,000	EUR	Novelis Sheet Ingot GmbH, 3.38%, due 04/15/29(g) 144A	187,491
430,000		NRG Energy, Inc., 3.63%, due 02/15/31 144A	419,985
590,000		Oasis Petroleum, Inc., 6.38%, due 06/01/26 144A	620,367
30,000		Occidental Petroleum Corp., 6.45%, due 09/15/36	38,310
870,000		OCP SA, 5.13%, due 06/23/51 144A	824,121
580,000		Olympus Water US Holding Corp., 4.25%, due 10/01/28 144A	577,619
225,000		Olympus Water US Holding Corp., 6.25%, due 10/01/29 144A	219,691
2,155,000		OneMain Finance Corp., 5.38%, due 11/15/29	2,346,256
670,000		Option Care Health, Inc., 4.38%, due 10/31/29 144A	672,700
1,240,000		Organon & Co./Organon Foreign Debt Co-Issuer BV, 5.13%, due 04/30/31 144A	1,297,629
950,000		Outfront Media Capital LLC/Outfront Media Capital Corp., 4.63%, due 03/15/30 144A	949,064
590,000		Oversea-Chinese Banking Corp., Ltd., (MTN), 4.25%, due 06/19/24(i)	628,030
240,000		Pactiv LLC, 8.38%, due 04/15/27	267,521
1,315,000		Papa John’s International, Inc., 3.88%, due 09/15/29 144A	1,310,365
580,000	EUR	Paprec Holding SA, 3.50%, due 07/01/28 144A	672,164
1,340,000		Park-Ohio Industries, Inc., 6.63%, due 04/15/27(g)	1,301,810
250,000		Parsley Energy LLC/Parsley Finance Corp., 5.63%, due 10/15/27 144A	256,326
260,000		Pattern Energy Operations, LP/Pattern Energy Operations, Inc., 4.50%, due 08/15/28 144A	270,156
875,000		Paysafe Finance Plc/Paysafe Holdings US Corp., 4.00%, due 06/15/29 144A	812,840
910,000		Penn Virginia Escrow LLC, 9.25%, due 08/15/26 144A	945,262
1,260,000		PerkinElmer, Inc., 2.25%, due 09/15/31	1,226,569
580,000		Petrobras Global Finance BV, 5.30%, due 01/27/25	624,109
750,000		Petrobras Global Finance BV, 6.85%, due 06/05/15(m)	745,856
7,056,900	MXN	Petroleos Mexicanos, 7.19%, due 09/12/24(i)	327,947
300,000		PetSmart, Inc./PetSmart Finance Corp., 4.75%, due 02/15/28 144A	308,420
290,000		PetSmart, Inc./PetSmart Finance Corp., 7.75%, due 02/15/29 144A	315,524
935,000		Phillips 66, 3.30%, due 03/15/52	935,719
200,000		Photo Holdings Merger Sub, Inc., 8.50%, due 10/01/26 144A	208,253
240,000		Plains All American Pipeline, LP, 6.13% (3 mo. USD LIBOR + 4.11%)(b) (k)	204,900
280,000		Playtika Holding Corp., 4.25%, due 03/15/29 144A	274,824
105,000	EUR	PLT VII Finance SARL, 4.63%, due 01/05/26 144A	122,235
880,000		PM General Purchaser LLC, 9.50%, due 10/01/28 144A	892,835
1,775,000		Polyus Finance Plc, 3.25%, due 10/14/28 144A	1,730,092
600,000		Precision Drilling Corp., 6.88%, due 01/15/29 144A	612,375
15,000		Precision Drilling Corp., 7.13%, due 01/15/26(g) 144A	15,300
110,000		Prime Security Services Borrower LLC/Prime Finance, Inc., 6.25%, due 01/15/28 144A	114,870
280,000		Prosperous Ray, Ltd., 4.63%, due 11/12/23(i)	295,087

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
680,000		Prosus NV, 3.06%, due 07/13/31 144A	663,549
1,815,000		Prosus NV, 4.03%, due 08/03/50 144A	1,747,495
920,000		Public Storage REIT, 2.25%, due 11/09/31	925,684
400,000		QVC, Inc., 5.45%, due 08/15/34	396,562
520,000		Rackspace Technology Global, Inc., 3.50%, due 02/15/28 144A	495,812
575,000		Radian Group, Inc., 6.63%, due 03/15/25	636,056
230,000		Radiology Partners, Inc., 9.25%, due 02/01/28 144A	241,853
130,000		Range Resources Corp., 5.00%, due 03/15/23	133,063
400,000		Range Resources Corp., 8.25%, due 01/15/29	446,698
1,170,000		Range Resources Corp., 9.25%, due 02/01/26	1,262,503
1,625,000		Raytheon Technologies Corp., 1.90%, due 09/01/31	1,569,714
410,000		Raytheon Technologies Corp., 3.13%, due 07/01/50	419,947
1,175,000		Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, due 01/15/29 144A	1,206,167
220,000		Realogy Group LLC/Realogy Co-Issuer Corp., 7.63%, due 06/15/25 144A	233,420
370,000		Rent-A-Center, Inc, 6.38%, due 02/15/29 144A	386,250
400,000		Ritchie Bros Holdings, Inc., 4.75%, due 12/15/31 144A	418,276
2,910,000		ROBLOX Corp., 3.88%, due 05/01/30 144A	2,956,589
500,000		Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 4.00%, due 10/15/33 144A	507,195
500,000		Rocket Software, Inc., 6.50%, due 02/15/29 144A	488,502
210,000		Roller Bearing Co. of America, Inc., 4.38%, due 10/15/29 144A	214,463
372,000		Royal Caribbean Cruises, Ltd., 11.50%, due 06/01/25 144A	417,111
356,000		RR Donnelley & Sons Co., 6.13%, due 11/01/26(g) 144A	391,600
2,480,000		Rumo Luxembourg SARL, 4.20%, due 01/18/32 144A	2,343,600
590,000	GBP	Saga Plc, 5.50%, due 07/15/26(i)	775,152
470,000		Sands China, Ltd., 2.30%, due 03/08/27 144A	442,944
200,000		Sands China, Ltd., 5.13%, due 08/08/25	210,035
420,000		Sasol Financing USA LLC, 4.38%, due 09/18/26	423,104
420,000		Sasol Financing USA LLC, 5.50%, due 03/18/31	424,175
310,000	EUR	SCIL IV LLC/SCIL USA Holdings LLC, 4.38%, due 11/01/26 144A	359,829
340,000		Seagate HDD Cayman, 4.09%, due 06/01/29	352,519
321,000		Seagate HDD Cayman, 4.88%, due 06/01/27	350,211
4,080,000		Service Properties Trust REIT, 5.00%, due 08/15/22	4,080,306
690,000		Service Properties Trust REIT, 5.50%, due 12/15/27	708,673
400,000		Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc., 4.63%, due 11/01/26(g) 144A	414,900
900,000		Shimao Group Holdings, Ltd., 4.75%, due 07/03/22(i)	653,625
770,000		Simmons Foods, Inc./Simmons Prepared Foods, Inc./Simmons Pet Food, Inc./Simmons Feed, 4.63%, due 03/01/29 144A	759,736
1,480,000		Societe Generale SA, 2.89% (1 yr. CMT + 1.30%), due 06/09/32(b) 144A	1,477,531
1,495,000		Societe Generale SA, 3.63%, due 03/01/41(c)	1,523,657
505,000		Societe Generale SA, 7.38% (5 yr. USD swap + 4.30%)(b) (k) 144A	541,963
750,000		Southwestern Energy Co., 4.75%, due 02/01/32	791,280
556,000		Spirit Loyalty Cayman, Ltd./Spirit IP Cayman, Ltd., 8.00%, due 09/20/25 144A	614,475
1,170,000		SRM Escrow Issuer LLC, 6.00%, due 11/01/28 144A	1,250,794
975,000		Standard Chartered Plc, 4.30% (5 yr. CMT + 3.14%)(b) (k) 144A	940,875
755,000		Starwood Property Trust, Inc. REIT, 3.63%, due 07/15/26 144A	752,022
930,000		StoneMor, Inc., 8.50%, due 05/15/29 144A	962,071
240,000		Suburban Propane Partners, LP/Suburban Energy Finance Corp., 5.00%, due 06/01/31 144A	243,107

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Corporate Debt — continued
735,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26(i)	872,874
220,000	EUR	Summer BC Holdco B SARL, 5.75%, due 10/31/26 144A	261,268
100,000		Summit Materials LLC/Summit Materials Finance Corp., 5.25%, due 01/15/29 144A	104,886
400,000		Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 8.50%, due 10/15/26 144A	417,188
270,000		Sunac China Holdings, Ltd., 6.50%, due 01/10/25(i)	172,800
240,000		Sunac China Holdings, Ltd., 6.50%, due 01/26/26(i)	150,000
500,000		Sunac China Holdings, Ltd., 7.50%, due 02/01/24(i)	326,250
400,000		Sunnova Energy Corp., 5.88%, due 09/01/26 144A	408,416
280,000		Sunoco Logistics Partners Operations, LP, 5.35%, due 05/15/45	322,638
740,000		Suzano Austria GmbH, 3.13%, due 01/15/32	717,238
240,000		Suzano Austria GmbH, 3.75%, due 01/15/31	244,318
260,000		Suzano Austria GmbH, 5.75%, due 07/14/26(i)	297,119
830,000		Suzano Austria GmbH, 6.00%, due 01/15/29	961,970
1,190,000		Suzano Austria GmbH, 7.00%, due 03/16/47(i)	1,509,247
360,000		Swire Pacific MTN Financing, Ltd., (MTN), 4.50%, due 10/09/23(i)	380,025
400,000		Switch, Ltd., 3.75%, due 09/15/28 144A	403,574
280,000		Switch, Ltd., 4.13%, due 06/15/29 144A	286,702
410,000		T-Mobile USA, Inc., 3.50%, due 04/15/31	427,265
415,000		T-Mobile USA, Inc., 4.38%, due 04/15/40	475,195
350,000		Talen Energy Supply LLC, 6.63%, due 01/15/28 144A	307,620
120,000		Talen Energy Supply LLC, 7.25%, due 05/15/27(g) 144A	106,320
330,000		Tallgrass Energy Partners, LP/Tallgrass Energy Finance Corp., 6.00%, due 12/31/30 144A	330,505
835,000		Tap Rock Resources LLC, 7.00%, due 10/01/26 144A	869,268
520,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 4.00%, due 01/15/32 144A	544,300
120,000		Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 5.50%, due 03/01/30	131,302
150,000		Teck Resources, Ltd., 5.40%, due 02/01/43	183,302
60,000		Teck Resources, Ltd., 6.00%, due 08/15/40	76,975
640,000		Teine Energy, Ltd., 6.88%, due 04/15/29 144A	650,877
200,000		Telefonica Emisiones SA, 5.21%, due 03/08/47	248,905
1,540,000		Teva Pharmaceutical Finance Co. LLC, 6.15%, due 02/01/36(g)	1,616,553
635,000	EUR	Teva Pharmaceutical Finance Netherlands II BV, 6.00%, due 01/31/25	778,491
780,000		Teva Pharmaceutical Finance Netherlands III BV, 4.75%, due 05/09/27	773,854
300,000		Time Warner Cable LLC, 6.75%, due 06/15/39	409,474
360,000		TKC Holdings, Inc., 10.50%, due 05/15/29 144A	389,311
440,000		TopBuild Corp., 3.63%, due 03/15/29 144A	443,931
1,150,000		TransAlta Corp., 6.50%, due 03/15/40(g)	1,335,173
80,000		Transcontinental Gas Pipe Line Co. LLC, 3.25%, due 05/15/30	84,415
240,000		TransDigm, Inc., 5.50%, due 11/15/27	247,626
230,000		TransDigm, Inc., 6.25%, due 03/15/26 144A	239,347
250,000		TransDigm, Inc., 7.50%, due 03/15/27	261,500
210,000		TransDigm, Inc., 8.00%, due 12/15/25 144A	221,809
340,000		Transportadora de Gas del Sur SA, 6.75%, due 05/02/25 144A	313,296
780,000		Triton Water Holdings, Inc., 6.25%, due 04/01/29 144A	749,198
690,000		Turk Telekomunikasyon AS, 6.88%, due 02/28/25 144A	701,654
460,000		Twitter, Inc., 3.88%, due 12/15/27(g) 144A	480,040

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
340,000	UBS Group AG, 7.00% (5 yr. USD swap + 4.34%)(b) (k) 144A	366,841
1,970,000	Ulker Biskuvi Sanayi AS, 6.95%, due 10/30/25 144A	1,866,023
990,000	UniCredit SpA, 5.46% (5 yr. CMT + 4.75%), due 06/30/35(b) 144A	1,079,758
555,000	UniCredit SpA, 7.30% (5 yr. USD ICE swap + 4.91%), due 04/02/34(b) 144A	665,497
1,570,000	Unifin Financiera SAB de CV, 8.38%, due 01/27/28 144A	1,297,770
1,640,000	Unifin Financiera SAB de CV, 9.88%, due 01/28/29(g) 144A	1,384,021
170,000	Uniquify, Inc., 6.00%, due 06/15/24 144A	171,522
71,840	United Airlines Pass Through Trust, 4.88%, due 07/15/27	74,897
100,000	United Airlines, Inc., 4.38%, due 04/15/26 144A	104,405
190,000	United Airlines, Inc., 4.63%, due 04/15/29 144A	196,333
680,000	United Rentals North America, Inc., 5.25%, due 01/15/30	737,062
410,000	Univision Communications, Inc., 9.50%, due 05/01/25 144A	438,604
490,000	US Renal Care, Inc., 10.63%, due 07/15/27 144A	497,840
290,000	Utah Acquisition Sub, Inc., 5.25%, due 06/15/46	356,126
540,000	Vale Overseas, Ltd., 6.88%, due 11/10/39(g)	725,884
350,000	Vector Group, Ltd., 10.50%, due 11/01/26 144A	363,052
500,000	Venture Global Calcasieu Pass LLC, 3.88%, due 11/01/33 144A	526,060
450,000	Venture Global Calcasieu Pass LLC, 4.13%, due 08/15/31(g) 144A	477,778
420,000	Vericast Corp., 11.00%, due 09/15/26 144A	445,725
490,000	Verizon Communications, Inc., 2.85%, due 09/03/41	484,357
460,000	Verizon Communications, Inc., 3.40%, due 03/22/41	482,452
130,000	Verizon Communications, Inc., 3.55%, due 03/22/51	140,322
300,000	Verizon Communications, Inc., 3.70%, due 03/22/61	325,936
790,000	Vertiv Group Corp., 4.13%, due 11/15/28 144A	799,255
220,000	Viavi Solutions, Inc., 3.75%, due 10/01/29 144A	220,305
130,000	Viking Cruises, Ltd., 7.00%, due 02/15/29 144A	130,558
830,000	Viper Energy Partners, LP, 5.38%, due 11/01/27 144A	858,320
300,000	Virgin Media Secured Finance Plc, 5.50%, due 05/15/29 144A	317,285
290,000	VistaJet Malta Finance Plc/XO Management Holding, Inc., 10.50%, due 06/01/24 144A	310,602
450,000	Vmed O2 UK Financing I Plc, 4.75%, due 07/15/31 144A	456,439
710,000	VOC Escrow, Ltd., 5.00%, due 02/15/28 144A	703,929
730,000	VTR Comunicaciones SpA, 5.13%, due 01/15/28 144A	745,691
1,080,000	VTR Finance NV, 6.38%, due 07/15/28 144A	1,124,777
350,000	WEA Finance LLC/Westfield UK & Europe Finance Plc REIT, 4.75%, due 09/17/44 144A	377,764
410,000	Wells Fargo & Co., (MTN), 5.01% (SOFR + 4.50%), due 04/04/51(b)	561,005
457,000	Wendy’s International LLC, 7.00%, due 12/15/25	517,303
185,000	Western Digital Corp., 3.10%, due 02/01/32	186,701
620,000	Western Midstream Operating, LP, 4.35%, due 02/01/25(j)	648,681
470,000	Western Midstream Operating, LP, 5.30%, due 03/01/48	567,036
702,000	Western Midstream Operating, LP, 5.45%, due 04/01/44	839,887
60,000	Williams Cos., Inc. (The), 8.75%, due 03/15/32	89,109
750,000	WW International, Inc., 4.50%, due 04/15/29(g) 144A	719,032
220,000	Wynn Macau, Ltd., 4.88%, due 10/01/24(g) 144A	207,039
620,000	Wynn Macau, Ltd., 5.13%, due 12/15/29 144A	564,200
200,000	Wynn Macau, Ltd., 5.50%, due 01/15/26 144A	188,223
370,000	Wynn Macau, Ltd., 5.63%, due 08/26/28 144A	343,175
500,000	Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.75%, due 04/15/25 144A	524,882

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Corporate Debt — continued
620,000	XPO CNW, Inc., 6.70%, due 05/01/34	762,247
180,000	Yamana Gold, Inc., 4.63%, due 12/15/27	194,655
414,050	YPF SA, 4.00%, due 02/12/26(j) 144A	330,741
510,000	YPF SA, 8.50%, due 07/28/25 144A	383,780
85,000	Yum! Brands, Inc., 4.75%, due 01/15/30 144A	92,134
275,000	Yuzhou Group Holdings Co., Ltd., 6.35%, due 01/13/27(i)	77,000
765,000	Yuzhou Group Holdings Co., Ltd., 7.38%, due 01/13/26(i)	221,850
400,000	ZoomInfo Technologies LLC/ZoomInfo Finance Corp., 3.88%, due 02/01/29 144A	397,150

		335,306,776

	Mortgage Backed Securities - Private Issuers — 5.0%
355,000	BANK, Series 2020-BNK25, Class AS, 2.84%, due 01/15/63	367,237
280,000	Barclays Commercial Mortgage Trust, Series 2019-C5, Class A4, 3.06%, due 11/15/52	297,926
922,000	BBCCRE Trust, Series 2015-GTP, Class F, 4.56%, due 08/10/33(d) 144A	863,208
345,000	BBCMS Mortgage Trust, Series 2020-C6, Class AS, 2.84%, due 02/15/53	356,368
390,000	BBCMS Trust, Series 2018-CBM, Class D, 2.50% (1 mo. USD LIBOR + 2.39%), due 07/15/37(b) 144A	387,513
250,000	Benchmark Mortgage Trust, Series 2020-B16, Class AM, 2.94%, due 02/15/53(d)	259,043
1,000,000	BHMS, Series 2018-MZB, Class MZB, 6.75% (1 mo. USD LIBOR + 6.64%), due 07/15/20(b) 144A	959,448
445,232	BX Commercial Mortgage Trust, Series 2018-BIOA, Class E, 2.06% (1 mo. USD LIBOR + 1.95%), due 03/15/37(b) 144A	445,003
590,000	BX Commercial Mortgage Trust, Series 2019-IMC, Class E, 2.26% (1 mo. USD LIBOR + 2.15%), due 04/15/34(b) 144A	583,019
690,000	BX Commercial Mortgage Trust, Series 2021-VOLT, Class G, 2.96% (1 mo. USD LIBOR + 2.85%), due 09/15/36(b) 144A	685,282
510,000	BX Commercial Mortgage Trust, Series 2021-XL2, Class J, 4.00% (1 mo. USD LIBOR + 3.89%), due 10/15/38(b) 144A	508,555
950,000	BX Trust, Series 2018-BILT, Class B, 1.13% (1 mo. USD LIBOR + 1.02%), due 05/15/30(b) 144A	946,225
410,000	CFCRE Commercial Mortgage Trust, Series 2011-C2, Class D, 5.19%, due 12/15/47(d) 144A	408,750
425,000	CFK Trust, Series 2020-MF2, Class F, 3.46%, due 03/15/39(d) 144A	397,966
300,000	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class A, 1.06% (1 mo. USD LIBOR + 0.95%), due 11/15/36(b) 144A	299,564
190,000	CHT Mortgage Trust, Series 2017-CSMO, Class E, 3.11% (1 mo. USD LIBOR + 3.00%), due 11/15/36(b) 144A	190,403
305,000	COMM Mortgage Trust, Series 2012-CR3, Class B, 3.92%, due 10/15/45 144A	302,153
192,000	Credit Suisse Commercial Mortgage, Series 2018-TOP, Class F, 2.86% (1 mo. USD LIBOR + 2.75%), due 08/15/35(b) 144A	191,509
1,060,000	Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class F, 2.76% (1 mo. USD LIBOR + 2.65%), due 05/15/36(b) 144A	1,058,192
742,500	Credit Suisse Mortgage Trust, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/22(b) (c)	722,741
300,000	Credit Suisse Mortgage Trust, Series 2019-UVIL, Class A, 3.16%, due 12/15/41 144A	314,597
1,050,000	Credit Suisse Mortgage Trust, Series 2020-TMIC, Class A, 3.25% (1 mo. USD LIBOR + 3.00%), due 12/15/35(b) 144A	1,056,231

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
450,000	Credit Suisse Mortgage Trust LLC, Series 2014-USA, Class F, 4.37%, due 09/15/37 144A	351,300
770,000	ELP Commercial Mortgage Trust, Series 2021-ELP, Class D, 1.63% (1 mo. USD LIBOR + 1.52%), due 11/15/38(b) 144A	767,020
487,464	Extended Stay America Trust, Series 2021-ESH, Class F, 3.81% (1 mo. USD LIBOR + 3.70%), due 07/15/38(b) 144A	489,244
790,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-3, Class M, 4.75%, due 10/25/58(d) 144A	811,991
268,558	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2017-1, Class M1, 4.00%, due 01/25/56(d) 144A	270,916
415,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2018-3, Class M, 4.75%, due 08/25/57(d) 144A	428,410
280,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-1, Class M, 4.75%, due 07/25/58(d) 144A	286,804
560,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2019-4, Class M, 4.50%, due 02/25/59(d) 144A	571,530
370,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-1, Class M, 4.25%, due 08/25/59(d) 144A	378,507
640,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-2, Class M, 4.25%, due 11/25/59(d) 144A	654,803
590,000	FHLMC Seasoned Credit Risk Transfer Trust CMO, Series 2020-3, Class M, 4.25%, due 05/25/60(d) 144A	612,486
400,000	FHLMC Structured Agency Credit Risk CMO, Series 2021-DNA6, Class M2, 1.55% (SOFR 30-day average + 1.50%), due 10/25/41(b) 144A	400,186
1,580,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA1, Class B1, 2.40% (1 mo. USD LIBOR + 2.30%), due 01/25/50(b) 144A	1,581,954
216,579	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA2, Class M2, 1.95% (1 mo. USD LIBOR + 1.85%), due 02/25/50(b) 144A	217,511
1,430,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA3, Class B1, 5.20% (1 mo. USD LIBOR + 5.10%), due 06/25/50(b) 144A	1,477,918
900,000	FHLMC Structured Agency Credit Risk CMO, Series 2020-DNA6, Class B1, 3.05% (SOFR 30-day average + 3.00%), due 12/25/50(b) 144A	907,878
380,000	FHLMC Structured Agency Credit Risk CMO, Series 2021-DNA3, Class B1, 3.55% (SOFR 30-day average + 3.50%), due 10/25/33(b) 144A	394,540
360,000	FHLMC Structured Agency Credit Risk CMO, Series 2021-DNA5, Class B1, 3.10% (SOFR 30-day average + 3.05%), due 01/25/34(b) 144A	362,161
220,138	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2015-HQ1, Class B, 10.85% (1 mo. USD LIBOR + 10.75%), due 03/25/25(b)	225,508
605,000	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-HRP1, Class B1, 4.70% (1 mo. USD LIBOR + 4.60%), due 12/25/42(b)	632,809
223,374	FHLMC Structured Agency Credit Risk Debt Notes CMO, Series 2017-SPI1, Class B, 4.06%, due 09/25/47(d) 144A	220,052
418,568	FHLMC Structured Asset Mortgage Investments II Trust CMO, Series 2005-AR2, Class 2A2, 0.66% (1 mo. USD LIBOR + 0.56%), due 05/25/45(b)	312,727
616,052	FNMA Connecticut Avenue Securities CMO, Series 2014-C04, Class 1M2, 5.00% (1 mo. USD LIBOR + 4.90%), due 11/25/24(b) 144A	642,004
276,712	FNMA Connecticut Avenue Securities CMO, Series 2016-C06, Class 1M2, 4.35% (1 mo. USD LIBOR + 4.25%), due 04/25/29(b) 144A	285,954

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities - Private Issuers — continued
440,000	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1B1, 4.10% (1 mo. USD LIBOR + 4.00%), due 05/25/30(b) 144A	458,612
979,678	FNMA Connecticut Avenue Securities CMO, Series 2017-C07, Class 1M2, 2.50% (1 mo. USD LIBOR + 2.40%), due 05/25/30(b) 144A	996,292
610,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1B1, 3.65% (1 mo. USD LIBOR + 3.55%), due 07/25/30(b) 144A	630,848
695,817	FNMA Connecticut Avenue Securities CMO, Series 2018-C01, Class 1M2, 2.35% (1 mo. USD LIBOR + 2.25%), due 07/25/30(b) 144A	704,372
457,568	FNMA Connecticut Avenue Securities CMO, Series 2018-C03, Class 1M2, 2.25% (1 mo. USD LIBOR + 2.15%), due 10/25/30(b) 144A	463,537
1,210,000	FNMA Connecticut Avenue Securities CMO, Series 2018-C05, Class 1B1, 4.35% (1 mo. USD LIBOR + 4.25%), due 01/25/31(b) 144A	1,270,809
492,500	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1B1, 3.85% (1 mo. USD LIBOR + 3.75%), due 03/25/31(b) 144A	506,089
506,009	FNMA Connecticut Avenue Securities CMO, Series 2018-C06, Class 1M2, 2.10% (1 mo. USD LIBOR + 2.00%), due 03/25/31(b) 144A	510,388
780,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R01, Class 1B1, 3.15% (SOFR 30-day average + 3.10%), due 10/25/41(b) 144A	789,233
610,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2018-R07, Class 1B1, 4.45% (1 mo. USD LIBOR + 4.35%), due 04/25/31(b) 144A	630,151
36,820	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R05, Class 1M2, 2.10% (1 mo. USD LIBOR + 2.00%), due 07/25/39(b) 144A	36,863
680,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2019-R07, Class 1B1, 3.50% (1 mo. USD LIBOR + 3.40%), due 10/25/39(b) 144A	685,318
265,065	FNMA Connecticut Avenue Securities Trust CMO, Series 2020-R01, Class 1M2, 2.15% (1 mo. USD LIBOR + 2.05%), due 01/25/40(b) 144A	266,315
800,000	FNMA Connecticut Avenue Securities Trust CMO, Series 2021-R03, Class 1B1, 2.80% (SOFR 30-day average + 2.75%), due 12/25/41(b) 144A	801,302
510,000	GS Mortgage Securities Corp. Trust, Series 2018-LUAU, Class G, 4.56% (1 mo. USD LIBOR + 4.45%), due 11/15/32(b) 144A	511,221
570,000	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class A, 1.21% (1 mo. USD LIBOR + 1.10%), due 12/15/36(b) 144A	570,016
265,000	GS Mortgage Securities Trust, Series 2011-GC5, Class D, 5.16%, due 08/10/44(d) 144A	131,838
280,000	GS Mortgage Securities Trust, Series 2014-GC22, Class D, 4.69%, due 06/10/47(d) 144A	251,260
190,491	HarborView Mortgage Loan Trust CMO, Series 2005-9, Class 2A1C, 1.00% (1 mo. USD LIBOR + 0.90%), due 06/20/35(b)	189,539
1,390,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-PHMZ, Class M, 8.47% (1 mo. USD LIBOR + 8.36%), due 06/15/35(b) 144A	111,339
1,210,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2018-WPT, Class FFL, 3.25% (1 mo. USD LIBOR + 3.15%), due 07/05/33(b) 144A	1,200,129
530,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class E, 2.71% (1 mo. USD LIBOR + 2.60%), due 09/15/29(b) 144A	514,680
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-BKWD, Class F, 3.51% (1 mo. USD LIBOR + 3.40%), due 09/15/29(b) 144A	782,807
800,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-MKST, Class F, 2.96% (1 mo. USD LIBOR + 2.85%), due 12/15/36(b) 144A	744,217

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)	Description	Value ($)

	Mortgage Backed Securities—Private Issuers — continued
760,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2020-NNN, Class GFX, 4.69%, due 01/16/37(d) 144A	725,315
810,000	JPMorgan Chase Commercial Mortgage Securities Trust, Series 2021-HTL5, Class F, 4.38% (1 mo. USD LIBOR + 4.27%), due 11/15/38(b) 144A	803,411
630,000	KIND Trust, Series 2021-KIND, Class D, 2.41% (1 mo. USD LIBOR + 2.30%), due 08/15/38(b) 144A	626,899
203,655	Legacy Mortgage Asset Trust CMO, Series 2020-GS5, Class A1, 3.25%, due 06/25/60(j) 144A	206,103
535,000	Med Trust, Series 2021-MDLN, Class C, 1.91% (1 mo. USD LIBOR + 1.80%), due 11/15/38(b) 144A	534,822
580,000	Med Trust, Series 2021-MDLN, Class E, 3.26% (1 mo. USD LIBOR + 3.15%), due 11/15/38(b) 144A	577,683
590,000	MHC Trust, Series 2021-MHC2, Class E, 2.06% (1 mo. USD LIBOR + 1.95%), due 05/15/23(b) 144A	581,788
320,000	Morgan Stanley Capital I Trust, Series 2018-MP, Class A, 4.28%, due 07/11/40(d) 144A	352,086
650,000	Motel 6 Trust, Series 2021-MTL6, Class E, 2.81% (1 mo. USD LIBOR + 2.70%), due 09/15/38(b) (c)	650,523
365,000	MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class A2, 3.28%, due 10/15/30 144A	362,892
490,000	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 3.35% (1 mo. USD LIBOR + 3.25%), due 10/15/49(b) 144A	485,104
460,000	Multifamily Connecticut Avenue Securities Trust, Series 2020-01, Class M10, 3.85% (1 mo. USD LIBOR + 3.75%), due 03/25/50(b) 144A	468,061
320,000	Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A, 1.61% (1 mo. USD LIBOR + 1.50%), due 07/15/36(b) 144A	320,337
780,000	Natixis Commercial Mortgage Securities Trust, Series 2019-TRUE, Class A, 3.51% (1 mo. USD LIBOR + 2.01%), due 04/18/24(b) 144A	749,383
434,569	New Residential Mortgage Loan Trust CMO, Series 2017-5A, Class B4, 2.58%, due 06/25/57(d) 144A	441,360
1,000,000	OPG Trust, Series 2021-PORT, Class D, 1.24% (1 mo. USD LIBOR + 1.13%), due 10/15/36(b) 144A	982,818
116,663	PMT Credit Risk Transfer Trust CMO, Series 2019-3R, Class A, 2.80% (1 mo. USD LIBOR + 2.70%), due 10/27/22(b) 144A	116,813
500,000	Radnor RE, Ltd. Mortgage Insurance-Linked Notes CMO, Series 2020-1, Class M1C, 1.85% (1 mo. USD LIBOR + 1.75%), due 01/25/30(b) 144A	495,854
230,000	Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.86% (1 mo. USD LIBOR + 2.75%), due 11/15/27(b) (c)	106,150
900,000	Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.61% (1 mo. USD LIBOR + 3.50%), due 11/15/27(b) (c)	232,277
766,336	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class E, 3.58% (1 mo. USD LIBOR + 3.48%), due 11/11/34(b) 144A	749,224
761,476	Tharaldson Hotel Portfolio Trust, Series 2018-THL, Class F, 4.36% (1 mo. USD LIBOR + 4.25%), due 11/11/34(b) 144A	738,577
590,000	Towd Point Mortgage Trust, Series 2019-4, Class B1B, 3.50%, due 10/25/59(d) 144A	596,548
302,106	WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR1, Class A1B, 0.88% (1 mo. USD LIBOR + 0.78%), due 01/25/45(b)	298,437

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Mortgage Backed Securities - Private Issuers — continued
618,006		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2005-AR6, Class 2A1A, 0.56% (1 mo. USD LIBOR + 0.46%), due 04/25/45(b)	612,703
417,467		WaMu Mortgage Pass-Through Certificates Trust CMO, Series 2006-AR16, Class 2A2, 2.38%, due 12/25/36(d)	399,883
304,945		Wells Fargo Mortgage Backed Securities Trust CMO, Series 2006-AR5, Class 2A1, 2.64%, due 04/25/36(d)	303,160
460,000		ZH Trust CMO, Series 2021-1, Class A, 2.25%, due 02/18/27(c)	448,931

			52,609,463

		Mortgage Backed Securities - U.S. Government Agency Obligations — 0.1%
60,000		FNMA, Pool # BL5547, 2.68%, due 01/01/35	63,920
128,837		FNMA, Pool # BM6224, 2.79%, due 01/01/35(d)	139,312
311,259		UMBS, Pool # BM5520, 3.50%, due 02/01/47	330,736

			533,968

		Sovereign Debt Obligations — 26.8%
870,000		Abu Dhabi Government International Bond, 4.13%, due 10/11/47 144A	1,044,190
5,505		Argentine Republic Government International Bond, 1.00%, due 07/09/29	2,009
327,438		Argentine Republic Government International Bond, 1.13%, due 07/09/46(j)	105,844
5,930,000		Argentine Republic Government International Bond, 2.50%, due 07/09/41(j)	2,102,185
475,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.30%, due 10/01/28(i)	460,198
270,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 2.80%, due 10/01/33(i) 144A	240,195
715,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 4.50%, due 03/01/26	811,082
675,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 10/01/28(i) 144A	768,085
180,000,000	CLP	Bonos de la Tesoreria de la Republica en pesos, 5.00%, due 03/01/35	197,131
4,857,000	BRL	Brazil Letras do Tesouro Nacional, 0.00%, due 01/01/22(h)	871,993
11,731,000	BRL	Brazil Letras do Tesouro Nacional, 11.00%, due 07/01/22(h)	1,996,571
13,812,000	BRL	Brazil Letras do Tesouro Nacional, 11.17%, due 01/01/24(h)	2,011,181
13,096,000	BRL	Brazil Letras do Tesouro Nacional, 11.42%, due 07/01/23(h)	1,996,585
376,000	BRL	Brazil Notas do Tesouro Nacional Series B Notes, 6.00%, due 05/15/45	272,289
34,214,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/23	5,742,907
14,384,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/25	2,415,888
25,680,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/27	4,291,215
34,246,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/29	5,674,525
24,771,000	BRL	Brazil Notas do Tesouro Nacional Series F Notes, 10.00%, due 01/01/31	4,050,070
1,960,000		Brazilian Government International Bond, 4.75%, due 01/14/50	1,746,380
90,000	EUR	Bundesrepublik Deutschland Bundesanleihe, 0.00%, due 08/15/26(i)	104,733
8,350,000	CNY	China Government Bond, 1.99%, due 04/09/25	1,287,507
10,500,000	CNY	China Government Bond, 2.68%, due 05/21/30	1,623,463
5,270,000	CNY	China Government Bond, 3.02%, due 10/22/25	840,400
5,050,000	CNY	China Government Bond, 3.02%, due 05/27/31	805,266
9,130,000	CNY	China Government Bond, 3.13%, due 11/21/29	1,461,500
5,150,000	CNY	China Government Bond, 3.25%, due 11/22/28	829,555
5,550,000	CNY	China Government Bond, 3.27%, due 11/19/30	900,848
4,920,000	CNY	China Government Bond, 3.29%, due 05/23/29	793,668
1,240,000	CNY	China Government Bond, 3.72%, due 04/12/51	206,531
3,220,000	CNY	China Government Bond, 3.81%, due 09/14/50	541,604
470,000		Ciudad Autonoma De Buenos Aires/Government Bonds, 7.50%, due 06/01/27(i)	421,017
1,575,000		Colombia Government International Bond, 4.13%, due 05/15/51(g)	1,283,625

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
578,500,000	COP	Colombian TES, 5.75%, due 11/03/27	128,455
17,662,300,000	COP	Colombian TES, 6.00%, due 04/28/28	3,925,482
4,529,000,000	COP	Colombian TES, 6.25%, due 11/26/25	1,070,639
1,079,600,000	COP	Colombian TES, 6.25%, due 07/09/36	218,734
1,465,100,000	COP	Colombian TES, 7.00%, due 05/04/22	363,911
706,800,000	COP	Colombian TES, 7.00%, due 03/26/31	160,445
6,747,700,000	COP	Colombian TES, 7.00%, due 06/30/32	1,514,036
11,536,200,000	COP	Colombian TES, 7.25%, due 10/18/34	2,599,767
1,053,100,000	COP	Colombian TES, 7.25%, due 10/26/50	222,924
10,320,600,000	COP	Colombian TES, 7.50%, due 08/26/26	2,519,443
8,688,900,000	COP	Colombian TES, 7.75%, due 09/18/30	2,084,316
13,853,500,000	COP	Colombian TES, 10.00%, due 07/24/24	3,647,361
9,720,000	CZK	Czech Republic Government Bond, 0.25%, due 02/10/27	384,021
18,720,000	CZK	Czech Republic Government Bond, 0.95%, due 05/15/30(i)	731,648
15,220,000	CZK	Czech Republic Government Bond, 1.00%, due 06/26/26(i)	630,976
5,570,000	CZK	Czech Republic Government Bond, 1.20%, due 03/13/31	219,849
22,420,000	CZK	Czech Republic Government Bond, 2.00%, due 10/13/33	941,763
4,270,000	CZK	Czech Republic Government Bond, 2.40%, due 09/17/25(i)	189,173
10,550,000	CZK	Czech Republic Government Bond, 2.75%, due 07/23/29	473,648
3,220,000	CZK	Czech Republic Government Bond, 4.20%, due 12/04/36(i)	173,709
3,090,000		Ecuador Government International Bond, 1.00%, due 07/31/35(i) (j)	2,043,263
2,756,000	EGP	Egypt Government Bond, 14.56%, due 07/06/26	177,214
22,450,000	EGP	Egypt Government Bond, 14.61%, due 09/08/25	1,446,389
13,761,000	EGP	Egypt Government Bond, 14.66%, due 10/06/30	884,816
8,428,000	EGP	Egypt Government Bond, 14.82%, due 07/06/31	545,316
4,826,000	EGP	Egypt Government Bond, 16.10%, due 05/07/29	330,395
49,395,000	EGP	Egypt Government Bond, 16.50%, due 04/02/26	3,375,410
325,000		Egypt Government International Bond, 5.75%, due 05/29/24 144A	338,610
3,150,000		Egypt Government International Bond, 7.60%, due 03/01/29(g) 144A	3,132,099
1,455,000		El Salvador Government International Bond, 7.65%, due 06/15/35(i)	834,806
81,498,000	MXN	European Investment Bank, (MTN), 5.50%, due 01/23/23	3,887,532
5,140,000	ZAR	European Investment Bank, (MTN), 8.50%, due 09/17/24(i)	340,853
490,000		Gabon Government International Bond, 7.00%, due 11/24/31(g) 144A	481,425
760,000		Ghana Government International Bond, 7.63%, due 05/16/29 144A	635,759
2,585,000		Ghana Government International Bond, 7.75%, due 04/07/29 144A	2,172,038
200,000		Ghana Government International Bond, 8.13%, due 03/26/32 144A	164,067
27,330,000	HUF	Hungary Government Bond, 3.00%, due 08/21/30	75,391
103,180,000	HUF	Hungary Government Bond, 2.50%, due 10/24/24	304,398
56,010,000	HUF	Hungary Government Bond, 2.75%, due 12/22/26	160,697
171,210,000	HUF	Hungary Government Bond, 3.00%, due 10/27/27	489,939
66,470,000	HUF	Hungary Government Bond, 3.25%, due 10/22/31	188,727
152,850,000	HUF	Hungary Government Bond, 4.00%, due 04/28/51	412,003
163,750,000	HUF	Hungary Government Bond, 5.50%, due 06/24/25	525,710
174,190,000	HUF	Hungary Government Bond, 6.75%, due 10/22/28	607,410
1,030,000		Indonesia Government International Bond, 3.50%, due 01/11/28	1,113,409
1,790,000		Indonesia Government International Bond, (MTN), 5.25%, due 01/17/42(i)	2,249,936
5,936,000,000	IDR	Indonesia Treasury Bond, 5.50%, due 04/15/26	423,194
7,852,000,000	IDR	Indonesia Treasury Bond, 6.13%, due 05/15/28	561,383
9,019,000,000	IDR	Indonesia Treasury Bond, 6.25%, due 06/15/36	634,763

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
20,064,000,000	IDR	Indonesia Treasury Bond, 6.50%, due 02/15/31	1,422,675
10,023,000,000	IDR	Indonesia Treasury Bond, 6.63%, due 05/15/33	709,924
32,957,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 05/15/27	2,483,402
11,176,000,000	IDR	Indonesia Treasury Bond, 7.00%, due 09/15/30	813,941
8,193,000,000	IDR	Indonesia Treasury Bond, 7.38%, due 05/15/48	594,288
26,043,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 08/15/32	1,946,927
68,318,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 05/15/38	5,004,280
34,735,000,000	IDR	Indonesia Treasury Bond, 7.50%, due 04/15/40	2,549,589
22,118,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/29	1,732,990
2,658,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 06/15/32	208,975
17,059,000,000	IDR	Indonesia Treasury Bond, 8.25%, due 05/15/36	1,331,267
2,683,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/24	205,036
14,937,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 09/15/26	1,183,690
57,221,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 03/15/34	4,512,571
50,810,000,000	IDR	Indonesia Treasury Bond, 8.38%, due 04/15/39	4,024,872
31,350,000,000	IDR	Indonesia Treasury Bond, 8.75%, due 05/15/31	2,539,343
8,328,000,000	IDR	Indonesia Treasury Bond, 9.00%, due 03/15/29	676,903
6,017,000,000	IDR	Indonesia Treasury Bond, 9.50%, due 07/15/31	511,039
5,494,000,000	IDR	Indonesia Treasury Bond, 10.50%, due 08/15/30	490,403
22,300,000,000	IDR	Inter-American Development Bank, (MTN), 7.88%, due 03/14/23	1,624,563
200,000		Israel Government International Bond, 2.75%, due 07/03/30	213,034
170,000	EUR	Ivory Coast Government International Bond, 4.88%, due 01/30/32 144A	186,471
466,431		Ivory Coast Government International Bond, 5.75%, due 12/31/32(i) (j)	469,771
540,000		Ivory Coast Government International Bond, 6.13%, due 06/15/33(i)	570,127
2,000,000		Ivory Coast Government International Bond, 6.38%, due 03/03/28(i)	2,177,400
2,045,000		Jordan Government International Bond, 5.85%, due 07/07/30(i)	2,073,252
1,010,000		Kazakhstan Government International Bond, (MTN), 5.13%, due 07/21/25(i)	1,139,005
7,896,000	MYR	Malaysia Government Bond, 2.63%, due 04/15/31	1,752,337
1,381,000	MYR	Malaysia Government Bond, 3.42%, due 08/15/22	334,267
3,415,000	MYR	Malaysia Government Bond, 3.48%, due 06/14/24	832,672
2,227,000	MYR	Malaysia Government Bond, 3.48%, due 03/15/23	542,759
5,682,000	MYR	Malaysia Government Bond, 3.50%, due 05/31/27	1,382,806
10,842,000	MYR	Malaysia Government Bond, 3.73%, due 06/15/28	2,651,502
1,022,000	MYR	Malaysia Government Bond, 3.76%, due 05/22/40	234,367
11,158,000	MYR	Malaysia Government Bond, 3.80%, due 08/17/23	2,737,509
2,196,000	MYR	Malaysia Government Bond, 3.83%, due 07/05/34	524,946
2,226,000	MYR	Malaysia Government Bond, 3.84%, due 04/15/33	536,942
6,160,000	MYR	Malaysia Government Bond, 3.88%, due 03/14/25	1,520,252
11,843,000	MYR	Malaysia Government Bond, 3.89%, due 08/15/29	2,903,835
661,000	MYR	Malaysia Government Bond, 3.89%, due 03/15/27	163,415
6,454,000	MYR	Malaysia Government Bond, 3.90%, due 11/16/27	1,598,273
2,911,000	MYR	Malaysia Government Bond, 3.90%, due 11/30/26	722,230
13,930,000	MYR	Malaysia Government Bond, 3.96%, due 09/15/25	3,452,107
1,275,000	MYR	Malaysia Government Bond, 4.06%, due 09/30/24	315,549
624,000	MYR	Malaysia Government Bond, 4.13%, due 04/15/32	155,194
953,000	MYR	Malaysia Government Bond, 4.18%, due 07/15/24	236,192
1,205,000	MYR	Malaysia Government Bond, 4.23%, due 06/30/31	302,881
6,905,000	MYR	Malaysia Government Bond, 4.39%, due 04/15/26	1,742,482
4,041,000	MYR	Malaysia Government Bond, 4.50%, due 04/15/30	1,031,727

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
1,597,000	MYR	Malaysia Government Bond, 4.74%, due 03/15/46	405,325
1,798,000	MYR	Malaysia Government Bond, 4.76%, due 04/07/37	469,907
647,000	MYR	Malaysia Government Bond, 4.89%, due 06/08/38	169,721
38,538,500	MXN	Mexican Bonos, 5.75%, due 03/05/26	1,776,695
19,558,300	MXN	Mexican Bonos, 6.50%, due 06/09/22	955,821
10,202,000	MXN	Mexican Bonos, 6.75%, due 03/09/23	499,352
64,747,400	MXN	Mexican Bonos, 7.50%, due 06/03/27	3,174,948
15,586,200	MXN	Mexican Bonos, 7.75%, due 05/29/31	770,460
15,928,100	MXN	Mexican Bonos, 7.75%, due 11/23/34	784,769
50,721,500	MXN	Mexican Bonos, 7.75%, due 11/13/42	2,407,617
22,141,200	MXN	Mexican Bonos, 8.00%, due 12/07/23	1,097,011
9,850,600	MXN	Mexican Bonos, 8.00%, due 09/05/24	489,926
39,703,600	MXN	Mexican Bonos, 8.00%, due 11/07/47	1,925,724
44,994,000	MXN	Mexican Bonos, 8.50%, due 05/31/29	2,344,778
65,020,500	MXN	Mexican Bonos, 8.50%, due 11/18/38	3,347,755
71,762,600	MXN	Mexican Bonos, 10.00%, due 12/05/24	3,757,736
14,989,000	MXN	Mexican Bonos, 10.00%, due 11/20/36	880,759
12,055,563	MXN	Mexican Udibonos, 4.50%, due 11/22/35	676,082
620,000		Mexico Government International Bond, 2.66%, due 05/24/31(g)	606,366
902,000		Mexico Government International Bond, 3.60%, due 01/30/25	958,059
2,375,000		Oman Government International Bond, 5.63%, due 01/17/28(i)	2,523,437
755,000		Oman Sovereign Sukuk Co., 4.88%, due 06/15/30 144A	804,075
930,000		Panama Government International Bond, 4.50%, due 04/01/56	1,027,892
315,000		Paraguay Government International Bond, 4.95%, due 04/28/31 144A	354,769
1,710,000	PEN	Peru Government Bond, 6.15%, due 08/12/32	430,611
2,400,000	PEN	Peru Government Bond, 5.40%, due 08/12/34	549,123
1,654,000	PEN	Peru Government Bond, 5.94%, due 02/12/29	424,671
1,838,000	PEN	Peru Government Bond, 6.35%, due 08/12/28	484,964
2,098,000	PEN	Peru Government Bond, 6.95%, due 08/12/31	564,315
940,000		Peruvian Government International Bond, 2.78%, due 01/23/31	937,659
4,428,000	PEN	Peruvian Government International Bond (GDN), 6.35%, due 08/12/28(i)	1,168,347
2,977,000	PEN	Peruvian Government International Bond (GDN), 6.95%, due 08/12/31(i)	780,620
2,849,000	PEN	Peruvian Government International Bond (GDN), 8.20%, due 08/12/26(i)	814,343
1,980,031		Provincia de Buenos Aires/Government Bonds, 3.90%, due 09/01/37(j) 144A	861,313
421,629		Provincia de Cordoba, 5.00%, due 12/10/25(j) 144A	318,861
400,000		Qatar Government International Bond, 4.82%, due 03/14/49 144A	525,588
1,250,000		Qatar Government International Bond, 5.10%, due 04/23/48 144A	1,694,593
700,000	GHS	Republic of Ghana Government Bonds, 20.75%, due 03/06/23	115,398
3,260,000		Republic of Kenya Government International Bond, 7.25%, due 02/28/28(i)	3,517,018
265,000		Republic of Kenya Government International Bond, 8.00%, due 05/22/32(i)	290,151
2,100,000	PLN	Republic of Poland Government Bond, 0.25%, due 10/25/26	438,820
11,128,000	PLN	Republic of Poland Government Bond, 1.25%, due 10/25/30	2,278,819
10,168,000	PLN	Republic of Poland Government Bond, 2.25%, due 04/25/22	2,526,950
3,910,000	PLN	Republic of Poland Government Bond, 2.50%, due 01/25/23	962,232
1,119,000	PLN	Republic of Poland Government Bond, 2.50%, due 07/25/26	262,167
5,327,000	PLN	Republic of Poland Government Bond, 2.75%, due 04/25/28	1,246,502
8,406,000	PLN	Republic of Poland Government Bond, 2.75%, due 10/25/29	1,950,344
986,000	PLN	Republic of Poland Government Bond, 5.75%, due 09/23/22	251,001
45,206,040	ZAR	Republic of South Africa Government Bond, 6.25%, due 03/31/36	1,981,867

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		Sovereign Debt Obligations — continued
22,848,293	ZAR	Republic of South Africa Government Bond, 6.50%, due 02/28/41	948,515
66,545,164	ZAR	Republic of South Africa Government Bond, 7.00%, due 02/28/31	3,516,865
33,499,513	ZAR	Republic of South Africa Government Bond, 8.00%, due 01/31/30	1,937,766
17,304,904	ZAR	Republic of South Africa Government Bond, 8.25%, due 03/31/32	979,085
44,022,682	ZAR	Republic of South Africa Government Bond, 8.50%, due 01/31/37	2,331,727
66,856,058	ZAR	Republic of South Africa Government Bond, 8.75%, due 01/31/44	3,485,875
110,044,107	ZAR	Republic of South Africa Government Bond, 8.75%, due 02/28/48	5,737,018
36,593,136	ZAR	Republic of South Africa Government Bond, 8.88%, due 02/28/35	2,058,908
7,422,320	ZAR	Republic of South Africa Government Bond, 9.00%, due 01/31/40	403,202
35,632,995	ZAR	Republic of South Africa Government Bond, 10.50%, due 12/21/26	2,471,567
1,345,000	RON	Romania Government Bond, 3.25%, due 04/29/24	301,037
860,000	RON	Romania Government Bond, 4.00%, due 10/25/23	196,646
1,195,000	RON	Romania Government Bond, 4.25%, due 06/28/23	274,274
312,000	EUR	Romanian Government International Bond, 2.75%, due 02/26/26 144A	381,877
134,000	EUR	Romanian Government International Bond, 3.62%, due 05/26/30 144A	165,563
42,983,000	RUB	Russian Federal Bond - OFZ, 5.70%, due 05/17/28	502,286
7,601,000	RUB	Russian Federal Bond - OFZ, 6.10%, due 07/18/35	83,764
237,278,000	RUB	Russian Federal Bond - OFZ, 6.90%, due 05/23/29	2,927,593
49,770,000	RUB	Russian Federal Bond - OFZ, 7.00%, due 08/16/23	651,581
581,106,000	RUB	Russian Federal Bond - OFZ, 7.05%, due 01/19/28	7,290,801
229,446,000	RUB	Russian Federal Bond - OFZ, 7.10%, due 10/16/24	2,979,857
188,436,000	RUB	Russian Federal Bond - OFZ, 7.25%, due 05/10/34	2,326,363
95,365,000	RUB	Russian Federal Bond - OFZ, 7.40%, due 12/07/22	1,265,149
47,168,000	RUB	Russian Federal Bond - OFZ, 7.65%, due 04/10/30	607,222
116,399,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/23/33	1,495,044
38,304,000	RUB	Russian Federal Bond - OFZ, 7.70%, due 03/16/39	485,961
135,970,000	RUB	Russian Federal Bond - OFZ, 7.75%, due 09/16/26	1,778,901
47,137,000	RUB	Russian Federal Bond - OFZ, 7.95%, due 10/07/26	620,592
210,857,000	RUB	Russian Federal Bond - OFZ, 8.15%, due 02/03/27	2,798,946
89,111,000	RUB	Russian Federal Bond - OFZ, 8.50%, due 09/17/31	1,210,478
835,000		Saudi Government International Bond, 4.63%, due 10/04/47 144A	1,002,013
513,000	EUR	Serbia International Bond, 1.00%, due 09/23/28 144A	553,920
330,000		State of Israel, 3.38%, due 01/15/50	357,666
3,718,000	THB	Thailand Government Bond, 3.63%, due 06/16/23	116,229
2,325,000	TRY	Turkey Government Bond, 9.00%, due 05/04/22	169,301
16,801,257	TRY	Turkey Government Bond, 11.70%, due 11/13/30	731,273
4,889,000	TRY	Turkey Government Bond, 12.60%, due 10/01/25	269,489
1,070,000		Ukraine Government International Bond, 7.25%, due 03/15/33 144A	948,031
570,000		Ukraine Government International Bond, 0.51%, due 05/31/40(d) (i)	520,966
620,000		Ukraine Government International Bond, 7.25%, due 03/15/33(i)	549,326
7,884,000	UYU	Uruguay Government International Bond, 8.50%, due 03/15/28(i)	175,794

			280,901,206

		U.S. Government and Agency Obligations — 2.5%
17,495,000		U.S. Treasury Note, 0.13%, due 12/31/22	17,441,871
500,000		U.S. Treasury Note, 0.38%, due 10/31/23	497,129
4,050,000		U.S. Treasury Note, 0.50%, due 11/30/23(g)	4,034,812
3,780,000		U.S. Treasury Note, 1.50%, due 11/30/28	3,795,947

			25,769,759

		TOTAL DEBT OBLIGATIONS (COST $999,039,783)	984,511,640

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Shares	Description	Value ($)

	COMMON STOCKS — 0.1%

	Energy — 0.0%
10	Amplify Energy Corp.*	31

	Industrial — 0.0%
1,282	Arctic Canadian Diamond Co., Ltd.* (f)	—

	Utilities — 0.1%
66,347	Birch Permian Holdings, Inc.*	862,511
8,511	Birch Permian Holdings, Inc.*	110,643

		973,154

	TOTAL COMMON STOCKS (COST $738,066)	973,185

	CONVERTIBLE PREFERRED STOCKS — 0.8%

	Basic Materials — 0.0%
1,580	ArcelorMittal SA, 5.50%(g)	117,094

	Consumer, Non-cyclical — 0.1%
1,136	Bunge, Ltd., 4.88%(k)	143,976
100	Danaher Corp., 5.00%(g)	173,817
3,306	Elanco Animal Health, Inc., 5.00%	147,646

		465,439

	Energy — 0.6%
103,220	MPLX, LP, 8.46%(k) (j)	3,444,968
2,430	Targa Resources Corp., 9.50%(k)	2,628,594

		6,073,562

	Financial — 0.1%
2,576	AMG Capital Trust II, 5.15%	151,179
686	Bank of America Corp., 7.25%(k)	991,544
1,601	KKR & Co., Inc., 6.00%(g)	149,133
86	Wells Fargo & Co.Class A, 7.50%(k)	128,186

		1,420,042

	Technology — 0.0%
80	Broadcom, Inc., 8.00%	166,031

	TOTAL CONVERTIBLE PREFERRED STOCK (COST $8,017,439)	8,242,168

	PREFERRED STOCKS — 0.0%

	Financial — 0.0%
7,150	B Riley Financial, Inc., 5.25%	178,822
8,000	B Riley Financial, Inc., 5.50%	204,000

		382,822

	TOTAL PREFERRED STOCKS (COST $378,750)	382,822

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Notional Value			Description	Value ($)

			PURCHASED OPTIONS — 0.0%

			PURCHASED CURRENCY OPTIONS — 0.0%

			Call Options — 0.0%
5,550,000	EUR		EUR/USD Option with Bank of America, N.A., Strike Price EUR 1.17, Expires 01/12/22	252
10,600,000			EUR/USD Option with HSBC Bank Plc, Strike Price EUR 1.14, Expires 04/07/22	132,827

			Put Options — 0.0%
10,000,000	USD		USD/JPY Option with Bank of America, N.A., Strike Price JPY 112.75, Expires 01/14/22	3,350
300,000			USD/MXN Option with Citigroup Global Markets, Inc., Strike Price MXN 21.24, Expires 02/24/22	10,909
2,100,000			USD/RUB Option with Morgan Stanley and Co. International Plc, Strike Price RUB 73.00, Expires 02/16/22	13,388

			TOTAL PURCHASED CURRENCY OPTIONS (PREMIUMS PAID $251,306)	160,726

Number of Contracts		Notional Value ($)	Description	Value ($)

			PURCHASED FUTURES OPTIONS — 0.0%

			Put Options — 0.0%
1,650		7,851,525	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,200.00, Expires 02/18/22	29,287
1,500		7,137,750	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,200.00, Expires 01/21/22	6,375
3,900		18,558,150	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,300.00, Expires 02/18/22	91,650
1,200		5,710,200	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,300.00, Expires 03/18/22	54,900
2,050		9,754,925	S&P 500 E-mini Futures with JPMorgan Securities LLC, Strike Price $4,100.00, Expires 02/18/22	28,188

			TOTAL PURCHASED FUTURES OPTIONS (PREMIUMS PAID $647,308)	210,400

Notional Value			Description	Value ($)

			PURCHASED SWAPTIONS — 0.0%

			Put Swaptions — 0.0%
3,900,000			Credit Default Swaption pay quarterly a fixed rate of 0.05% and buy protection CDX.NA.HY.37 Index with BNP Paribas S.A., Strike Price USD 109.00, Expires 01/19/22	14,515
15,100,000	EUR		Interest Rate Swaption pay annually a fixed rate of 0.25% and receive semi-annually a floating rate of 6-Month EUR LIBOR with Morgan Stanley & Co., Strike Price EUR 0.25, Expires 05/06/22	340,731

			TOTAL PURCHASED SWAPTIONS (PREMIUMS PAID $411,179)	355,246

			TOTAL PURCHASED OPTIONS (PREMIUMS PAID $1,309,793)	726,372

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

(showing percentage of net assets)

December 31, 2021 (Unaudited)

Par Value(a)		Description	Value ($)

		SHORT-TERM INVESTMENTS — 3.3%

		Mutual Fund - Securities Lending Collateral — 2.4%
25,486,544		State Street Institutional U.S. Government Money Market Fund, Premier Class, 0.03%(n) (o)	25,486,544

		Sovereign Debt Obligation — 0.9%
141,575,000	EGP	Egypt Treasury Bills, 0.00%, due 01/04/22(h)	9,018,315

		TOTAL SHORT-TERM INVESTMENTS (COST $34,503,249)	34,504,859

		TOTAL INVESTMENTS — 98.1% (Cost $1,043,987,080)	1,029,341,046

		Other Assets and Liabilities (net)(p) — 1.9%	20,243,330

		NET ASSETS — 100.0%	$1,049,584,376

Notes to Schedule of Investments:

*	Non-income producing security.

(a)	Unless otherwise indicated, all par values are denominated in United States dollars ($).

(b)	Variable or floating rate note. Rate shown is as of December 31, 2021.

(c)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. As of period end, the market value of restricted securities was $4,982,811, which is 0.5% of net assets. See details shown in the Restricted Securities table that follows.

(d)	Variable or floating rate security, which interest rate adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate shown is the rate in effect as of period end.

(e)	This position represents an unsettled loan commitment at period end. Certain details associated with this purchase are not known prior to the settlement date, including coupon rate, which will be adjusted on settlement date.

(f)	Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $1,203,621 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2021 was $1,220,711.

(g)	All or a portion of this security is out on loan.

(h)	Interest rate presented is yield to maturity.

(i)	Security exempt from registration under Regulation S of the Securities Act of 1933, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

(j)	Step coupon security that pays an initial coupon rate for the first period and then a lower/higher coupon rate for the following periods. Rate shown is current coupon rate.

(k)	Security is perpetual and has no stated maturity date.

(l)	Security is currently in default.

(m)	Year of maturity is greater than 2100.

(n)	Represents an investment of securities lending cash collateral.

(o)	The rate disclosed is the 7-day net yield as of December 31, 2021.

(p)	As of December 31, 2021, the value of unfunded loan commitments was $409,476 for the Fund. See Notes to Schedule of Investments.

144A	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $321,166,188 which represents 30.6% of net assets.

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

At December 31, 2021, the Fund held the following restricted securities:

Restricted Securities	Acquisition Date	Principal Amount		Cost	Value
Credit Suisse Mortgage Trust, Series 2019 RIO, Class B, 8.00% (1 mo. USD LIBOR + 7.00%), due 12/15/22	12/16/19	USD	742,500	$742,500	$722,741
Fortress Credit BSL CLO XII, Ltd., Series 2021-4A, Class E, 7.27% (3 mo. USD LIBOR + 7.13%), due 10/15/34	08/20/21	USD	250,000	243,750	241,330
K2016470219 South Africa, Ltd., (3.00% Cash or PIK), due 12/31/22	08/23/13	USD	622,163	693,829	1,776
K2016470260 South Africa, Ltd., (25.00% Cash or PIK), due 12/31/22	01/30/16	USD	198,302	215,945	516
Magnolia Financial X DAC, Series 2020-1, 1.97%, due 08/13/24	03/02/20	USD	607,840	607,840	577,751
Motel 6 Trust, Series 2021-MTL6, Class E, 2.81% (1 mo. USD LIBOR + 2.70%), due 09/15/38	08/24/21	USD	650,000	650,000	650,523
Neuberger Berman Loan Advisers CLO 44, Ltd., Series 2021-44A, Class E, 6.08% (3 mo. USD LIBOR + 6.00%), due 10/16/34	08/17/21	USD	480,000	480,000	477,135
Northwest Acquisitions ULC/Dominion Finco, Inc., 7.13%, due 11/01/22	01/25/19	USD	400,000	356,085	24
Societe Generale SA, 3.63%, due 03/01/41	02/22/21	USD	1,495,000	1,494,173	1,523,657
Starwood Retail Property Trust, Series 2014-STAR, Class C, 2.86% (1 mo. USD LIBOR + 2.75%), due 11/15/27	07/25/18	USD	230,000	226,550	106,150
Starwood Retail Property Trust, Series 2014-STAR, Class D, 3.61% (1 mo. USD LIBOR + 3.50%), due 11/15/27	12/21/18	USD	900,000	732,750	232,277
ZH Trust CMO, Series 2021-1, Class A, 2.25%, due 02/18/27	08/03/21	USD	460,000	460,000	448,931

					$4,982,811

Forward Foreign Currency Contracts

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
AUD	799,300	USD	571,161	01/14/22	Bank of America, N.A.	$9,985
AUD	1,210,000	USD	899,333	01/18/22	BNP Paribas S.A.	(19,569)
AUD	790,000	USD	585,580	01/18/22	Goldman Sachs & Co.	(11,189)
AUD	1,534,800	USD	1,091,887	01/14/22	JPMorgan Chase Bank N.A.	24,017
AUD	7,037,155	USD	5,097,507	01/18/22	JPMorgan Chase Bank N.A.	19,048
AUD	2,985,490	USD	2,174,630	01/14/22	Morgan Stanley and Co. International Plc	(3,973)
BRL	780,300	USD	136,103	01/14/22	Bank of America, N.A.	3,687
BRL	5,645,400	USD	995,760	01/14/22	Citibank N.A.	15,608
BRL	830,000	USD	146,080	01/18/22	Citibank N.A.	2,461
BRL	3,537,000	USD	619,279	01/14/22	Goldman Sachs International	14,372
BRL	11,720,817	USD	2,069,691	01/14/22	HSBC Bank Plc	30,081
BRL	7,233,083	USD	1,284,360	01/14/22	JPMorgan Chase Bank N.A.	11,440
BRL	9,540,900	USD	1,652,539	02/22/22	JPMorgan Chase Bank N.A.	40,317
BRL	9,996,900	USD	1,761,511	01/14/22	Morgan Stanley and Co. International Plc	29,424
CAD	8,372,034	USD	6,632,108	01/18/22	Citibank N.A.	(4,291)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
CAD	1,411,007	USD	1,118,319	01/18/22	Goldman Sachs & Co.	$(1,279)
CAD	396,200	USD	309,174	01/14/22	JPMorgan Chase Bank N.A.	4,484
CAD	1,048,400	USD	820,983	01/14/22	Morgan Stanley and Co. International Plc	8,998
CAD	8,134,953	USD	6,449,008	01/18/22	Morgan Stanley Capital Services, Inc.	(8,875)
CAD	720,800	USD	565,351	01/14/22	State Street Bank London	5,281
CHF	97,800	USD	106,538	01/14/22	Goldman Sachs International	826
CHF	591,700	USD	642,758	01/14/22	Morgan Stanley and Co. International Plc	6,807
CLP	502,808,100	USD	589,795	01/14/22	Citibank N.A.	(306)
CLP	337,500,000	USD	400,341	01/14/22	Goldman Sachs International	(4,658)
CLP	764,487,184	USD	930,656	01/14/22	HSBC Bank Plc	(34,375)
CLP	239,155,800	USD	282,273	01/14/22	JPMorgan Chase Bank N.A.	(1,888)
CLP	97,450,000	USD	114,553	01/14/22	Morgan Stanley and Co. International Plc	(303)
CNH	370,000	USD	57,915	01/14/22	Deutsche Bank AG	243
CNH	640,000	USD	99,806	01/14/22	Goldman Sachs International	792
CNH	26,858,620	USD	4,195,933	01/14/22	JPMorgan Chase Bank N.A.	25,843
CNH	83,130,800	USD	12,949,613	03/08/22	JPMorgan Chase Bank N.A.	72,090
CNH	410,000	USD	64,275	01/14/22	Morgan Stanley and Co. International Plc	171
CNH	4,425,300	USD	691,823	01/14/22	The BNY Mellon	3,768
COP	1,914,690,000	USD	477,960	01/14/22	Deutsche Bank AG	(8,094)
COP	2,609,296,600	USD	648,988	01/14/22	Goldman Sachs International	(8,666)
COP	2,305,057,700	USD	572,685	01/14/22	HSBC Bank Plc	(7,023)
COP	4,951,390,100	USD	1,239,353	01/11/22	JPMorgan Chase Bank N.A.	(23,841)
COP	609,219,400	USD	151,560	01/14/22	JPMorgan Chase Bank N.A.	(2,057)
COP	1,871,737,600	USD	466,535	01/14/22	Morgan Stanley and Co. International Plc	(7,210)
CZK	102,732,212	USD	4,651,568	01/14/22	Deutsche Bank AG	45,490
CZK	3,348,100	USD	150,125	01/14/22	HSBC Bank Plc	2,955
CZK	1,872,700	USD	85,772	02/16/22	JPMorgan Chase Bank N.A.	(421)
CZK	2,304,200	USD	102,861	01/14/22	Morgan Stanley and Co. International Plc	2,491
CZK	13,400,000	USD	588,897	01/14/22	NatWest Markets Plc	23,769
CZK	4,700,000	USD	210,411	01/14/22	UBS AG	4,479
EUR	1,869,000	USD	2,120,572	01/14/22	Bank of America, N.A.	5,271
EUR	1,495,700	USD	1,690,929	01/14/22	HSBC Bank Plc	10,314
EUR	3,850,300	USD	4,341,499	01/14/22	JPMorgan Chase Bank N.A.	37,921
EUR	2,932,900	USD	3,316,879	01/14/22	Morgan Stanley and Co. International Plc	19,070
EUR	2,250,000	USD	2,600,424	01/18/22	Morgan Stanley Capital Services, Inc.	(41,016)
EUR	1,172,500	USD	1,323,494	01/14/22	State Street Bank London	10,135
EUR	130,000	USD	146,637	01/14/22	UBS AG	1,228
GBP	424,659	USD	579,508	01/18/22	Goldman Sachs & Co.	(4,343)
GBP	120,000	USD	161,369	01/14/22	HSBC Bank Plc	1,162
GBP	437,400	USD	587,673	01/14/22	JPMorgan Chase Bank N.A.	4,754
GBP	934,200	USD	1,240,217	01/14/22	Morgan Stanley and Co. International Plc	25,089
GBP	463,000	USD	615,262	01/14/22	State Street Bank London	11,838
HUF	122,642,452	USD	371,497	01/14/22	Bank of America, N.A.	6,539
HUF	946,203,753	USD	2,952,090	01/14/22	Goldman Sachs International	(35,486)
HUF	17,080,000	USD	52,396	01/14/22	JPMorgan Chase Bank N.A.	252
HUF	741,435,400	USD	2,371,096	02/15/22	JPMorgan Chase Bank N.A.	(92,584)
HUF	32,757,548	USD	99,193	01/14/22	Morgan Stanley and Co. International Plc	1,780
IDR	1,688,530,000	USD	117,939	01/14/22	Bank of America, N.A.	759

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
IDR	3,052,355,800	USD	211,859	01/14/22	Citibank N.A.	$2,710
IDR	1,918,580,000	USD	134,392	01/18/22	Citibank N.A.	83
IDR	23,736,344,200	USD	1,649,314	01/14/22	HSBC Bank Plc	19,263
IDR	4,978,905,000	USD	345,184	01/12/22	JPMorgan Chase Bank N.A.	3,943
IDR	1,680,219,300	USD	117,317	01/14/22	JPMorgan Chase Bank N.A.	796
IDR	17,452,347,400	USD	1,219,693	01/20/22	JPMorgan Chase Bank N.A.	3,387
IDR	7,751,079,900	USD	539,456	01/14/22	Morgan Stanley and Co. International Plc	5,417
INR	11,000,000	USD	147,311	01/14/22	Bank of America, N.A.	239
INR	19,100,000	USD	252,215	01/14/22	Deutsche Bank AG	3,986
INR	65,163,070	USD	866,782	01/14/22	HSBC Bank Plc	7,293
INR	23,059,900	USD	302,421	01/14/22	JPMorgan Chase Bank N.A.	6,897
INR	78,178,800	USD	1,034,379	01/14/22	Morgan Stanley and Co. International Plc	14,284
INR	9,396,700	USD	124,482	01/14/22	UBS AG	1,562
JPY	314,163,400	USD	2,751,452	01/14/22	Bank of America, N.A.	(23,106)
JPY	131,920,000	USD	1,148,822	01/14/22	Bank of New York	(3,165)
JPY	111,508,240	USD	980,273	01/14/22	Deutsche Bank AG	(11,882)
JPY	43,125,600	USD	381,200	01/14/22	Goldman Sachs International	(6,676)
JPY	516,271,900	USD	4,505,911	01/14/22	JPMorgan Chase Bank N.A.	(22,358)
JPY	327,794,400	USD	2,858,974	01/14/22	Morgan Stanley and Co. International Plc	(12,250)
JPY	81,950,000	USD	733,576	01/18/22	Morgan Stanley Capital Services, Inc.	(21,861)
JPY	503,655,300	USD	4,406,715	01/14/22	State Street Bank London	(32,729)
KRW	9,118,913,500	USD	7,709,596	02/22/22	JPMorgan Chase Bank N.A.	(46,759)
KZT	181,343,600	USD	404,785	03/09/22	Goldman Sachs International	2,792
KZT	203,648,870	USD	468,105	01/18/22	JPMorgan Chase Bank N.A.	(4,049)
KZT	48,870,000	USD	111,448	02/14/22	JPMorgan Chase Bank N.A.	(867)
KZT	277,161,120	USD	630,169	02/16/22	Morgan Stanley and Co. International Plc	(3,399)
KZT	282,250,000	USD	626,526	03/09/22	Morgan Stanley and Co. International Plc	7,841
MXN	6,373,400	USD	301,463	01/14/22	Bank of America, N.A.	9,431
MXN	30,825,882	USD	1,482,135	01/18/22	Citibank N.A.	20,566
MXN	91,340,000	USD	4,279,861	01/18/22	Goldman Sachs & Co.	172,784
MXN	22,744,600	USD	1,066,127	01/14/22	Goldman Sachs International	43,352
MXN	25,107,600	USD	1,175,488	01/14/22	HSBC Bank Plc	49,257
MXN	43,402,700	USD	2,043,984	03/16/22	JPMorgan Chase Bank N.A.	50,226
MXN	9,847,300	USD	462,649	01/14/22	Morgan Stanley and Co. International Plc	17,701
MXN	26,650,000	USD	1,263,078	01/18/22	Morgan Stanley Capital Services, Inc.	36,058
MXN	4,440,000	USD	211,641	01/14/22	NatWest Markets Plc	4,942
MXN	18,729,800	USD	867,462	01/14/22	State Street Bank London	46,176
MXN	9,407,000	USD	448,093	01/14/22	UBS AG	10,779
MYR	7,807,660	USD	1,857,269	01/14/22	Morgan Stanley and Co. International Plc	20,002
NOK	61,833,232	USD	7,073,622	01/18/22	BNP Paribas S.A.	(63,518)
NOK	21,786,670	USD	2,549,735	01/18/22	Goldman Sachs & Co.	(79,754)
NOK	36,824,383	USD	4,237,604	01/18/22	Morgan Stanley Capital Services, Inc.	(62,780)
NZD	1,138,300	USD	779,743	01/14/22	JPMorgan Chase Bank N.A.	(472)
NZD	573,500	USD	389,225	01/14/22	Morgan Stanley and Co. International Plc	3,389
NZD	4,822,709	USD	3,353,608	01/18/22	Morgan Stanley Capital Services, Inc.	(52,190)
PEN	3,887,520	USD	964,394	01/14/22	Goldman Sachs International	9,277
PEN	591,600	USD	145,447	01/19/22	JPMorgan Chase Bank N.A.	2,699
PHP	13,910,000	USD	271,399	01/14/22	Bank of America, N.A.	(421)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
PHP	14,414,700	USD	285,485	01/14/22	Deutsche Bank AG	$(4,675)
PHP	13,190,000	USD	257,693	01/14/22	Goldman Sachs International	(741)
PHP	19,973,500	USD	396,779	01/14/22	HSBC Bank Plc	(7,680)
PHP	19,739,000	USD	390,933	01/14/22	Morgan Stanley and Co. International Plc	(6,402)
PLN	137,302	USD	33,520	01/14/22	Bank of America, N.A.	527
PLN	26,001,765	USD	6,399,031	01/14/22	Goldman Sachs International	48,547
PLN	1,770,000	USD	422,625	01/14/22	HSBC Bank Plc	16,276
PLN	1,191,498	USD	290,872	01/14/22	JPMorgan Chase Bank N.A.	4,580
PLN	24,326,850	USD	6,040,886	02/15/22	JPMorgan Chase Bank N.A.	(22,926)
PLN	1,172,800	USD	286,111	01/14/22	Morgan Stanley and Co. International Plc	4,705
RON	15,809,600	USD	3,664,167	02/15/22	JPMorgan Chase Bank N.A.	(45,022)
RON	3,090,900	USD	702,296	01/14/22	UBS AG	7,464
RUB	73,194,800	USD	982,580	01/14/22	Bank of America, N.A.	(7,077)
RUB	47,954,235	USD	646,555	01/18/22	BNP Paribas S.A.	(8,345)
RUB	17,810,000	USD	240,589	01/18/22	Citibank N.A.	(3,560)
RUB	272,170,000	USD	3,632,819	01/18/22	Goldman Sachs & Co.	(10,583)
RUB	185,048,900	USD	2,476,968	01/14/22	HSBC Bank Plc	(10,732)
RUB	76,688,168	USD	1,028,915	01/14/22	JPMorgan Chase Bank N.A.	(6,855)
RUB	42,140,000	USD	556,092	01/18/22	JPMorgan Chase Bank N.A.	4,738
RUB	70,645,000	USD	942,597	03/21/22	JPMorgan Chase Bank N.A.	(15,539)
RUB	73,381,032	USD	988,064	01/14/22	Morgan Stanley and Co. International Plc	(10,080)
RUB	153,191,045	USD	2,094,222	01/18/22	Morgan Stanley Capital Services, Inc.	(55,444)
RUB	86,199,200	USD	1,159,431	01/14/22	UBS AG	(10,613)
THB	20,761,100	USD	614,213	01/14/22	Goldman Sachs International	7,242
THB	63,270,000	USD	1,892,547	01/14/22	HSBC Bank Plc	1,353
THB	318,325,150	USD	9,731,961	01/14/22	JPMorgan Chase Bank N.A.	(203,340)
THB	32,700,300	USD	976,504	03/21/22	JPMorgan Chase Bank N.A.	2,125
THB	20,100,000	USD	594,851	01/14/22	Morgan Stanley and Co. International Plc	6,815
THB	3,320,000	USD	98,848	01/14/22	NatWest Markets Plc	532
THB	19,570,300	USD	580,804	01/14/22	UBS AG	5,006
TRY	10,827,790	USD	1,002,855	01/12/22	JPMorgan Chase Bank N.A.	(192,962)
TRY	7,230,000	USD	506,480	01/28/22	JPMorgan Chase Bank N.A.	26,382
TRY	1,700,000	USD	121,672	01/28/22	Morgan Stanley and Co. International Plc	3,621
UAH	12,450,040	USD	460,260	01/18/22	Goldman Sachs International	(6,236)
UAH	27,905,330	USD	995,908	02/28/22	Goldman Sachs International	6,349
UAH	6,500,000	USD	237,486	02/17/22	Morgan Stanley and Co. International Plc	(3,005)
UAH	12,182,600	USD	436,477	03/01/22	Morgan Stanley and Co. International Plc	903
ZAR	9,570,200	USD	596,274	01/14/22	Bank of America, N.A.	2,538
ZAR	6,290,000	USD	397,846	01/14/22	Deutsche Bank AG	(4,278)
ZAR	10,573,400	USD	655,280	01/14/22	Goldman Sachs International	6,303
ZAR	13,692,300	USD	851,080	01/14/22	HSBC Bank Plc	5,654
ZAR	52,655,400	USD	3,290,275	01/14/22	JPMorgan Chase Bank N.A.	4,400
ZAR	14,855,000	USD	919,832	03/15/22	JPMorgan Chase Bank N.A.	1,795
ZAR	4,630,000	USD	289,870	01/14/22	Morgan Stanley and Co. International Plc	(168)
ZAR	2,780,000	USD	174,444	01/14/22	Toronto Dominion Bank	(498)
USD	1,420,462	AUD	2,000,000	01/14/22	Bank of America, N.A.	(33,675)
USD	198,311	AUD	278,400	01/14/22	Barclays Bank Plc	(4,104)
USD	129,970	AUD	182,000	01/18/22	Citibank N.A.	(2,358)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	473,051	AUD	630,000	01/18/22	Goldman Sachs & Co.	$14,992
USD	962,539	AUD	1,336,200	01/14/22	JPMorgan Chase Bank N.A.	(8,971)
USD	1,173,517	AUD	1,609,004	01/18/22	JPMorgan Chase Bank N.A.	3,646
USD	651,796	AUD	911,700	01/14/22	Morgan Stanley and Co. International Plc	(11,072)
USD	2,076,048	AUD	2,790,000	01/18/22	Morgan Stanley Capital Services, Inc.	47,504
USD	585,999	BRL	3,268,700	01/14/22	Bank of America, N.A.	414
USD	829,508	BRL	4,740,356	01/14/22	Citibank N.A.	(19,722)
USD	400,963	BRL	2,241,700	01/14/22	Deutsche Bank AG	(635)
USD	6,492,949	BRL	35,880,280	01/14/22	Goldman Sachs International	65,030
USD	273,351	BRL	1,530,000	01/14/22	JPMorgan Chase Bank N.A.	(747)
USD	5,359,057	BRL	29,982,000	02/22/22	JPMorgan Chase Bank N.A.	39,306
USD	1,170,370	BRL	6,639,800	01/14/22	Morgan Stanley and Co. International Plc	(19,144)
USD	952,717	BRL	5,284,242	01/18/22	Morgan Stanley Capital Services, Inc.	7,019
USD	577,193	CAD	733,400	01/14/22	Bank of America, N.A.	(3,414)
USD	932,438	CAD	1,170,000	01/18/22	BNP Paribas S.A.	6,193
USD	1,639,876	CAD	2,053,757	01/18/22	Citibank N.A.	13,996
USD	2,920,800	CAD	3,640,000	01/18/22	Goldman Sachs & Co.	39,151
USD	833,301	CAD	1,060,000	01/14/22	JPMorgan Chase Bank N.A.	(5,864)
USD	296,954	CAD	372,000	01/14/22	Morgan Stanley and Co. International Plc	2,454
USD	2,316,745	CAD	2,890,000	01/18/22	Morgan Stanley Capital Services, Inc.	28,842
USD	385,455	CHF	360,000	01/14/22	NatWest Markets Plc	(9,751)
USD	936,856	CHF	864,900	01/14/22	UBS AG	(12,627)
USD	141,993	CLP	117,201,200	01/14/22	Citibank N.A.	4,587
USD	585,410	CLP	475,880,000	01/14/22	UBS AG	27,491
USD	508,582	CNH	3,250,300	01/14/22	Bank of America, N.A.	(2,317)
USD	1,233,453	CNH	7,880,000	01/14/22	Deutsche Bank AG	(5,166)
USD	619,122	CNH	3,970,000	01/14/22	JPMorgan Chase Bank N.A.	(4,903)
USD	635,885	CNH	4,073,000	03/08/22	JPMorgan Chase Bank N.A.	(2,115)
USD	455,335	CNH	2,908,400	01/14/22	Morgan Stanley and Co. International Plc	(1,822)
USD	454,734	CNY	2,960,000	01/18/22	Citibank N.A.	(9,237)
USD	947,967	COP	3,756,572,265	01/14/22	Deutsche Bank AG	26,102
USD	560,576	COP	2,212,900,000	01/14/22	HSBC Bank Plc	17,530
USD	4,305,496	COP	16,934,691,700	01/11/22	JPMorgan Chase Bank N.A.	148,219
USD	2,416,195	COP	9,469,537,804	01/14/22	Morgan Stanley and Co. International Plc	92,367
USD	570,292	CZK	12,833,400	01/14/22	Citibank N.A.	(16,469)
USD	157,986	CZK	3,555,600	01/14/22	Goldman Sachs International	(4,581)
USD	1,711,837	CZK	39,096,000	01/14/22	JPMorgan Chase Bank N.A.	(75,685)
USD	83,071	CZK	1,872,700	02/16/22	JPMorgan Chase Bank N.A.	(2,280)
USD	433,072	CZK	9,860,000	01/14/22	UBS AG	(17,741)
USD	2,823,650	EUR	2,500,000	01/10/22	Bank of America, N.A.	(19,681)
USD	537,643	EUR	475,300	01/14/22	Bank of America, N.A.	(2,974)
USD	1,468,478	EUR	1,295,000	01/20/22	Bank of America, N.A.	(4,662)
USD	656,638	EUR	580,000	01/27/22	Bank of America, N.A.	(3,239)
USD	300,801	EUR	266,000	01/28/22	Bank of America, N.A.	(1,838)
USD	1,803,377	EUR	1,595,000	01/13/22	Barclays Bank Plc	(10,777)
USD	350,503	EUR	310,000	01/19/22	Barclays Bank Plc	(2,134)
USD	301,858	EUR	266,000	01/20/22	Barclays Bank Plc	(733)
USD	1,544,943	EUR	1,366,000	01/28/22	Barclays Bank Plc	(9,212)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	3,165,170	EUR	2,760,000	01/18/22	BNP Paribas S.A.	$25,630
USD	2,496,472	EUR	2,207,000	01/19/22	BNP Paribas S.A.	(14,072)
USD	1,362,426	EUR	1,201,000	01/20/22	BNP Paribas S.A.	(3,783)
USD	3,498,445	EUR	3,068,341	01/18/22	Citibank N.A.	8,164
USD	1,203,519	EUR	1,063,000	01/27/22	Citibank N.A.	(5,876)
USD	1,214,924	EUR	1,075,000	01/28/22	Citibank N.A.	(8,149)
USD	1,317,060	EUR	1,170,000	01/10/22	Commonwealth Bank of Australia	(13,619)
USD	903,533	EUR	799,000	01/28/22	Commonwealth Bank of Australia	(5,523)
USD	2,512,751	EUR	2,221,000	01/13/22	Deutsche Bank AG	(13,416)
USD	173,048	EUR	153,000	01/28/22	Deutsche Bank AG	(1,027)
USD	2,165,144	EUR	1,900,000	01/18/22	Goldman Sachs & Co.	3,867
USD	202,467	EUR	179,000	01/28/22	Goldman Sachs & Co.	(1,189)
USD	2,002,415	EUR	1,768,700	01/14/22	HSBC Bank Plc	(9,345)
USD	1,158,845	EUR	1,025,000	01/13/22	HSBC Bank USA, N.A.	(6,991)
USD	1,526,338	EUR	1,350,000	01/18/22	HSBC Bank USA, N.A.	(9,306)
USD	6,484,809	EUR	5,699,718	01/14/22	Morgan Stanley and Co. International Plc	1,817
USD	1,323,599	EUR	1,169,000	01/13/22	Morgan Stanley Capital Services, Inc.	(6,022)
USD	1,375,611	EUR	1,195,000	01/18/22	Morgan Stanley Capital Services, Inc.	16,281
USD	1,202,943	EUR	1,064,000	01/19/22	Morgan Stanley Capital Services, Inc.	(7,397)
USD	129,063	EUR	114,000	01/27/22	Morgan Stanley Capital Services, Inc.	(637)
USD	289,771	EUR	256,000	01/28/22	Morgan Stanley Capital Services, Inc.	(1,491)
USD	124,080	EUR	110,000	01/14/22	NatWest Markets Plc	(1,037)
USD	818,056	EUR	722,000	01/06/22	Standard Chartered Bank	(3,034)
USD	3,190,043	EUR	2,820,000	01/13/22	Standard Chartered Bank	(17,426)
USD	1,503,716	EUR	1,328,000	01/27/22	Standard Chartered Bank	(7,176)
USD	827,467	EUR	732,000	01/28/22	State Street Bank and Trust	(5,360)
USD	4,771,966	EUR	4,211,000	01/14/22	State Street Bank London	(17,723)
USD	2,019,936	EUR	1,784,000	01/13/22	UBS AG	(9,186)
USD	1,450,244	GBP	1,050,000	01/18/22	Goldman Sachs & Co.	28,109
USD	297,074	GBP	220,000	01/14/22	HSBC Bank Plc	(900)
USD	372,677	GBP	280,000	01/14/22	JPMorgan Chase Bank N.A.	(6,562)
USD	1,747,504	GBP	1,310,000	01/14/22	Morgan Stanley and Co. International Plc	(26,796)
USD	787,955	GBP	591,000	01/20/22	Standard Chartered Bank	(12,500)
USD	194,895	GBP	146,000	01/14/22	State Street Bank London	(2,852)
USD	143,246	HUF	46,012,400	01/14/22	HSBC Bank Plc	1,416
USD	704,928	HUF	226,983,200	01/14/22	JPMorgan Chase Bank N.A.	5,269
USD	100,113	HUF	32,765,000	02/15/22	JPMorgan Chase Bank N.A.	(577)
USD	299,090	HUF	96,884,800	01/14/22	State Street Bank London	450
USD	678,335	IDR	9,760,350,561	01/14/22	Bank of America, N.A.	(7,782)
USD	5,432,705	IDR	78,433,052,712	01/18/22	Citibank N.A.	(64,754)
USD	1,002,874	IDR	14,412,909,900	01/14/22	HSBC Bank Plc	(10,300)
USD	1,331,752	IDR	19,049,379,500	01/12/22	JPMorgan Chase Bank N.A.	(4,014)
USD	6,519,051	IDR	93,600,531,241	01/18/22	JPMorgan Chase Bank N.A.	(41,514)
USD	2,086,180	IDR	29,842,088,300	01/20/22	JPMorgan Chase Bank N.A.	(5,186)
USD	2,482,085	IDR	35,478,495,846	01/14/22	Morgan Stanley and Co. International Plc	(11,921)
USD	248,412	INR	18,812,600	01/14/22	Bank of America, N.A.	(3,933)
USD	596,488	INR	44,450,000	01/14/22	Citibank N.A.	251
USD	585,359	INR	43,450,000	01/14/22	Deutsche Bank AG	2,535

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	298,354	INR	22,600,000	01/14/22	HSBC Bank Plc	$(4,795)
USD	445,485	INR	33,329,500	01/14/22	UBS AG	(1,585)
USD	3,122,954	JPY	353,308,700	01/14/22	Bank of America, N.A.	54,652
USD	766,809	JPY	86,630,000	01/18/22	Citibank N.A.	14,449
USD	1,154,166	JPY	131,170,000	01/18/22	Goldman Sachs & Co.	14,988
USD	1,047,788	JPY	118,560,300	01/14/22	HSBC Bank Plc	18,153
USD	2,780,860	JPY	317,447,700	01/14/22	JPMorgan Chase Bank N.A.	23,992
USD	11,207,831	JPY	1,267,183,600	01/14/22	Morgan Stanley and Co. International Plc	203,000
USD	38	JPY	4,294	01/18/22	Morgan Stanley Capital Services, Inc.	1
USD	4,332,828	JPY	490,008,184	01/14/22	State Street Bank London	77,361
USD	341,966	KRW	404,601,000	02/22/22	JPMorgan Chase Bank N.A.	1,971
USD	216,845	KZT	93,893,990	01/18/22	Goldman Sachs International	2,889
USD	548,267	MXN	11,300,000	01/14/22	Bank of America, N.A.	(2,946)
USD	737,905	MXN	15,420,000	01/18/22	BNP Paribas S.A.	(13,789)
USD	1,536,796	MXN	32,937,600	01/14/22	Citibank N.A.	(69,896)
USD	377,488	MXN	8,000,000	01/18/22	Citibank N.A.	(12,496)
USD	2,556,665	MXN	53,240,000	01/18/22	Goldman Sachs & Co.	(38,680)
USD	888,015	MXN	19,180,000	01/14/22	HSBC Bank Plc	(47,583)
USD	1,827,915	MXN	38,870,500	03/16/22	JPMorgan Chase Bank N.A.	(47,614)
USD	1,151,661	MXN	24,586,100	01/14/22	Morgan Stanley and Co. International Plc	(47,645)
USD	481,152	MXN	10,140,000	01/18/22	Morgan Stanley Capital Services, Inc.	(13,153)
USD	2,617,548	MXN	54,256,075	01/14/22	NatWest Markets Plc	(29,058)
USD	868,687	MXN	18,364,600	01/14/22	Toronto Dominion Bank	(27,136)
USD	301,301	MYR	1,274,200	01/14/22	Barclays Bank Plc	(5,068)
USD	689,272	MYR	2,911,700	01/14/22	Morgan Stanley and Co. International Plc	(10,817)
USD	2,492,920	NOK	21,090,000	01/18/22	BNP Paribas S.A.	101,923
USD	1,697,036	NOK	14,270,000	01/18/22	Morgan Stanley Capital Services, Inc.	79,230
USD	322,213	NZD	450,000	01/18/22	Goldman Sachs & Co.	14,162
USD	367,432	NZD	540,000	01/14/22	HSBC Bank Plc	(2,247)
USD	568,769	NZD	820,000	01/14/22	JPMorgan Chase Bank N.A.	7,404
USD	248,579	NZD	351,750	01/14/22	Morgan Stanley and Co. International Plc	7,774
USD	875,829	NZD	1,220,000	01/18/22	Morgan Stanley Capital Services, Inc.	40,670
USD	2,257,199	PEN	9,079,700	01/12/22	JPMorgan Chase Bank N.A.	(17,077)
USD	136,194	PEN	547,500	01/19/22	JPMorgan Chase Bank N.A.	(908)
USD	202,173	PEN	818,600	01/14/22	Morgan Stanley and Co. International Plc	(2,854)
USD	861,384	PHP	43,065,900	01/14/22	Citibank N.A.	22,426
USD	106,986	PHP	5,400,000	01/14/22	Deutsche Bank AG	1,790
USD	679,664	PHP	34,237,500	01/14/22	HSBC Bank Plc	12,690
USD	616,544	PHP	30,990,260	01/14/22	Morgan Stanley and Co. International Plc	12,830
USD	380,779	PHP	19,270,000	01/14/22	UBS AG	5,384
USD	1,020,366	PLN	4,178,900	01/14/22	Barclays Bank Plc	(15,863)
USD	274,122	PLN	1,140,000	01/14/22	HSBC Bank Plc	(8,560)
USD	1,404,425	PLN	5,790,600	01/14/22	JPMorgan Chase Bank N.A.	(31,453)
USD	1,141,669	PLN	4,686,400	02/15/22	JPMorgan Chase Bank N.A.	(17,650)
USD	94,239	PLN	387,100	01/14/22	Morgan Stanley and Co. International Plc	(1,749)
USD	903,574	PLN	3,713,600	01/14/22	State Street Bank London	(17,276)
USD	1,126,790	PLN	4,652,700	01/14/22	UBS AG	(26,926)
USD	1,510,191	RON	6,557,100	01/14/22	Bank of America, N.A.	4,492

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Forward Foreign Currency Contracts — continued

Currency Purchased		Currency Sold		Settlement Date	Counterparty	Unrealized Appreciation (Depreciation)
USD	44,652	RON	197,000	02/15/22	JPMorgan Chase Bank N.A.	$(445)
USD	738,383	RON	3,260,000	01/14/22	UBS AG	(10,207)
USD	748,657	RUB	56,516,100	01/14/22	Bank of America, N.A.	(4,561)
USD	491,751	RUB	36,030,120	01/14/22	Barclays Bank Plc	11,560
USD	244,457	RUB	18,388,200	01/14/22	Deutsche Bank AG	(611)
USD	3,762,626	RUB	279,240,655	01/18/22	Goldman Sachs & Co.	46,285
USD	775,035	RUB	57,861,600	01/14/22	HSBC Bank Plc	3,885
USD	1,246,976	RUB	94,083,900	01/14/22	JPMorgan Chase Bank N.A.	(6,925)
USD	3,837,159	RUB	288,999,800	03/21/22	JPMorgan Chase Bank N.A.	44,685
USD	1,281,000	RUB	95,908,470	02/17/22	Morgan Stanley Capital Services, Inc.	12,961
USD	848,384	RUB	62,676,400	01/14/22	UBS AG	13,065
USD	3,586,990	SAR	13,460,000	01/13/22	JPMorgan Chase Bank N.A.	2,014
USD	562,256	THB	18,803,800	01/14/22	Barclays Bank Plc	(610)
USD	89,265	THB	3,020,000	01/14/22	Goldman Sachs International	(1,135)
USD	2,662,400	THB	89,319,400	01/14/22	HSBC Bank Plc	(11,252)
USD	600,338	THB	20,028,000	01/14/22	UBS AG	828
USD	56,624	TRY	834,000	01/12/22	JPMorgan Chase Bank N.A.	(5,757)
USD	296,623	ZAR	4,695,900	01/14/22	Bank of America, N.A.	2,798
USD	163,437	ZAR	2,597,551	01/14/22	Barclays Bank Plc	906
USD	581,662	ZAR	9,246,400	01/14/22	Citibank N.A.	3,110
USD	569,804	ZAR	9,110,020	01/14/22	Deutsche Bank AG	(215)
USD	284,670	ZAR	4,572,100	01/14/22	Goldman Sachs International	(1,409)
USD	1,314,109	ZAR	20,672,449	01/14/22	JPMorgan Chase Bank N.A.	20,624
USD	10,086,342	ZAR	156,341,767	02/22/22	JPMorgan Chase Bank N.A.	358,387
USD	2,011,049	ZAR	32,280,700	03/15/22	JPMorgan Chase Bank N.A.	8,304
USD	3,577,466	ZAR	55,636,572	01/14/22	Morgan Stanley and Co. International Plc	96,257

						$654,137

Futures Contracts

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Buys
10	10-Year Australian Bond Futures	Mar 2022	$1,011,816	$545
742	Euro 90-Day	Dec 2022	183,561,525	(648,697)
606	Euro 90-Day	Dec 2023	149,091,150	(489,501)
35	U.S. Treasury Note 10-Year	Mar 2022	4,566,406	(20,286)
296	U.S. Treasury Note 2-Year	Mar 2022	64,578,875	(47,155)
21	U.S. Ultra 10-Year	Mar 2022	3,075,188	52,932
67	U.S. Ultra Bond	Mar 2022	13,207,375	274,975

				$(877,187)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Futures Contracts — continued

Number of Contracts	Description	Expiration Date	Notional Value	Market Value/ Unrealized Appreciation (Depreciation)
Sales
750	Euro 90-Day	Dec 2024	$184,293,750	$(38,949)
17	Euro-Bund	Mar 2022	3,312,993	42,588
45	U.S. Long Bond	Mar 2022	7,219,688	50,823
162	U.S. Treasury Note 10-Year	Mar 2022	21,135,938	77,564
464	U.S. Treasury Note 2-Year	Mar 2022	101,231,750	(19,998)
134	U.S. Treasury Note 5-Year	Mar 2022	16,210,859	38,753
191	U.S. Ultra 10-Year	Mar 2022	27,969,563	(163,787)

				$(13,006)

Written Options

Written Currency Options

Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2021
Call — USD/BRL Option
Strike @ BRL 6.23 Expires 01/26/2022	Goldman Sachs & Co.	BRL	(1,152,000)	$(16,844)	$(605)
Call — USD/MXN Option
Strike @ MXN 22.38 Expires 02/24/2022	Citigroup Global Markets, Inc.	MXN	(300,000)	(5,406)	(691)
Call — USD/RUB Option
Strike @ RUB 78.00 Expires 02/16/2022	Morgan Stanley & Co.	RUB	(2,100,000)	(30,225)	(22,961)
PUT — USD/RUB Option
Strike @ RUB 70.83 Expires 01/12/2022	Goldman Sachs & Co.	RUB	(1,300,000)	(8,935)	(57)

				$(61,410)	$(24,314)

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Written Options  — continued

Written Futures Options

Type of Contract	Counterparty	Number of Contracts	Notional Value	Premiums Received	Value at December 31, 2021
PUT — S&P 500 E-mini Futures Option
Strike @ $3,900.00 Expires 01/21/2022	JPMorgan Securities LLC	1,500	$(7,137,750)	$(42,687)	$(3,300)
PUT — S&P 500 E-mini Futures Option
Strike @ $4,000.00 Expires 02/18/2022	JPMorgan Securities LLC	4,050	(19,271,925)	(153,804)	(43,538)
PUT — S&P 500 E-mini Futures Option
Strike @ $4,000.00 Expires 03/18/2022	JPMorgan Securities LLC	1,200	(5,710,200)	(48,550)	(29,100)

				$(245,041)	$(75,938)

Written Swaptions
Type of Contract	Counterparty	Notional Value		Premiums Received	Value at December 31, 2021
Credit Default Swaption pay quarterly a fixed rate of 0.05% and buy protection CDX.NA.HY.37 Index
Strike @ $106.00 Expires 01/19/2022	BNP Paribas S.A.	USD	(3,900,000)	$(22,542)	$(3,199)
Interest Rate Swaption receive annually a fixed rate of 1.00% and pay semi-annually a floating rate of 6-Month EUR LIBOR
Strike @ EUR1.00 Expires 05/06/2022	Morgan Stanley & Co.	EUR	(15,100,000)	(80,120)	(36,439)

				$(102,662)	$(39,638)

Total Written Options				$(409,113)	$(139,890)

OTC — Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.31%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/27	HSBC Sec. New York	$—	THB	9,777,392	$862	$862
1.41%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/27	HSBC Sec. New York	—	THB	9,739,566	2,326	2,326
1.43%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/27	HSBC Sec. New York	—	THB	10,982,915	2,905	2,905
1.78%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/32	Bank of America, N.A.	—	THB	11,775,868	2,521	2,521
1.81%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/32	Goldman Sachs & Co.	—	THB	8,863,505	2,887	2,887
1.84%	Semi-Annual	6-Month THB BIBOR	Semi-Annual	03/16/32	Bank of America, N.A.	—	THB	15,271,191	6,112	6,112

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

OTC — Interest Rate Swaps  — continued

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Counterparty	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1.87%	Semi-Annual	6-Month THB BIBOR	Semi- Annual	03/16/32	JPMorgan Chase Bank N.A.	$—	THB	8,903,441	$4,328	$4,328
1.94%	Semi-Annual	6-Month THB BIBOR	Semi- Annual	03/16/32	HSBC Sec. New York	—	THB	11,518,231	7,991	7,991
1.01%	Semi-Annual	6-Month THB BIBOR	Semi- Annual	03/16/27	Bank of America, N.A.	—	THB	8,246,085	(2,861)	(2,861)
1.87%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	2,702,414	(6,697)	(6,697)
1.90%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	9,266,521	(21,437)	(21,437)
2.51%	Quarterly	7-Day CNRR	Quarterly	09/16/25	HSBC Bank Plc	—	CNY	5,489,373	5,899	5,899
2.69%	Quarterly	7-Day CNRR	Quarterly	12/16/25	HSBC Bank Plc	—	CNY	3,081,518	6,426	6,426
BRL-CDI	At Maturity	10.67%	At Maturity	01/02/29	JPMorgan Chase Bank N.A.	—	BRL	2,254,886	(4,320)	(4,320)
BRL-CDI	At Maturity	10.47%	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	1,526,090	(1,676)	(1,676)
BRL-CDI	At Maturity	7.49%	At Maturity	01/04/27	Bank of America, N.A.	—	BRL	591,999	8,027	8,027
6.87%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	4,110,000	(74,618)	(74,618)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	—	BRL	1,800,000	(17,557)	(17,557)
7.02%	At Maturity	BRL-CDI	At Maturity	01/04/27	Citigroup Global Markets, Inc.	1,105	BRL	2,100,000	(20,483)	(21,588)
7.04%	At Maturity	BRL-CDI	At Maturity	01/04/27	JPMorgan Chase Bank N.A.	—	BRL	1,400,000	(13,417)	(13,417)

						$1,105			$(112,782)	$(113,887)

Centrally Cleared Interest Rate Swaps

Payments Received by Fund	Payment Frequency	Payments Made by Fund	Payment Frequency	Maturity Date	Upfront Premiums Paid (Received)	Notional Value		Market Value	Unrealized Appreciation (Depreciation)
1-Month TIIE	Monthly	7.80%	Monthly	11/13/31	$5	MXN	6,846,042	$(6,703)	$(6,708)
1-Month TIIE	Monthly	7.50%	Monthly	09/17/31	4	MXN	4,768,972	371	367
1-Month TIIE	Monthly	7.42%	Monthly	11/18/26	6	MXN	13,163,755	(146)	(152)
7.20%	Monthly	1-Month TIIE	Monthly	07/17/24	—	MXN	116,734,200	(27,168)	(27,168)
3-Month JIBAR	Quarterly	6.63%	Quarterly	03/16/27	5	ZAR	8,670,032	(2,000)	(2,005)
3-Month JIBAR	Quarterly	7.57%	Quarterly	03/16/32	16	ZAR	14,437,074	(583)	(599)
3-Month JIBAR	Quarterly	6.30%	Quarterly	03/16/27	5	ZAR	8,032,472	5,165	5,160
6-Month BUBOR	Semi-Annual	3.08%	Annual	03/16/32	7	HUF	134,120,567	47,105	47,098
CPI-U	Annual	3.97%	Annual	11/18/23	(17,981)	USD	4,870,000	(23,993)	(6,012)
3.37%	Annual	CPI-U	Annual	11/18/26	51,775	USD	4,870,000	59,238	7,463
SOFR	Annual	1.52%	Annual	11/20/26	(9,498)	USD	5,530,000	(23,885)	(14,387)

									$3,057

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

OTC — Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
730,000	EUR	12/20/24	Morgan Stanley & Co.	(1.00%)	Quarterly	Daimler AG, 1.40%, 01/12/24	$(213)	$(19,195)	$(19,408)

Sell Protection

Notional Amount*	Currency	Expiration Date	Counterparty	Receive (Pay) Fixed Rate		Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid/ (Received)	Value
820,000	USD	06/20/26	Morgan Stanley & Co.	(5.00%	)	Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	$(21,632)	$180,545	$158,913
410,000	USD	06/20/26	Morgan Stanley & Co.	5.00%		Quarterly	Netflix, Inc., 4.88%, 06/30/30 (Moody’s rating: Ba1; S&P rating: BB+)	(11,206)	90,662	79,456
730,000	EUR	12/20/24	Morgan Stanley & Co.	1.00%		Quarterly	Volkswagen International Finance N.V., 0.50%, 03/30/21 (Moody’s rating: A3; S&P rating: BBB+)	6,515	9,255	15,770

Total Sell Protection								$(26,323)	$280,462	$254,139

Total OTC Credit Default Swaps								$(26,536)	$261,267	$234,731

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Centrally Cleared Credit Default Swaps

Buy Protection

Notional Amount*	Currency	Expiration Date	Receive (Pay) Fixed Rate	Payment Frequency	Deliverable on Default	Unrealized Appreciation (Depreciation)	Upfront Premiums Paid (Received)	Value
7,280,000	USD	12/20/26	(5.00%)	Quarterly	CDX.NA.HY.37**	$(68,908)	$(600,600)	$(669,508)
3,243,000	USD	12/20/26	(5.00%)	Quarterly	CDX.NA.HY.37**	13,037	(311,280)	(298,243)
1,380,000	USD	06/20/26	5.00%	Quarterly	Ford Motor Co.	12,250	196,911	209,161
1,380,000	USD	06/20/26	(5.00%)	Quarterly	General Motors Co.	22,208	(264,657)	(242,449)
615,000	USD	06/20/26	(1.00%)	Quarterly	ViacomCBS, Inc.	1,205	(9,500)	(8,295)
615,000	USD	06/20/26	(1.00%)	Quarterly	Walt Disney Co. (The)	(53)	(18,723)	(18,776)

						$(20,261)	$(1,007,849)	$(1,028,110)

*	The maximum potential amount of future undiscounted payments that the Fund could be required to make under a credit default swap contract would be the notional amount of the contract. These potential amounts would be partially offset by any recovery values of the referenced debt obligation or net amounts received from the settlement of purchased protection credit default swap contracts entered into by the Fund for the same referenced debt obligation.
**	CDX.NA.HY— Markit North America High Yield CDS Index. Represents an index of single name credit default swaps (CDS). All of the companies underlying the single name CDS within the index are rated BB and B.

U.S. Treasury securities in the amount of $247,013 received at the custodian bank as collateral for forward foreign currency contracts, OTC swaps and/or OTC options.

Currency Abbreviations

AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNH	— Chinese Yuan Renminbi
CNY	— Chinese Yuan
COP	— Colombian Peso
CZK	— Czech Koruna
EGP	— Egyptian Pound
EUR	— Euro
GBP	— British Pound Sterling
HUF	— Hungarian Forint
IDR	— Indonesian Rupiah
INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
KZT	— Kazakhstani Tenge
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krona
NZD	— New Zealand Dollar
PEN	— Peruvian Nuevo Sol

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Currency Abbreviations — continued

PHP	— Philippines Peso
PLN	— Polish Zloty
RON	— Romanian New Leu
RUB	— Russian Ruble
SAR	— Saudi Riyal
THB	— Thai Baht
TRY	— Turkish New Lira
UAH	— Ukrainian Hryvnia
USD	— U.S. Dollar
UYU	— Uruguayan Peso
ZAR	— South African Rand

Other Abbreviations

BIBOR	—	Bangkok Interbank Offered Rate
BUBOR	—	Budapest Interbank Offered Rate
CDI	—	Brazil Interbank Deposit Rate
CLO	—	Collateralized Loan Obligation
CMO	—	Collateralized Mortgage Obligation
CMT	—	Constant Maturity Treasury Index
CNRR	—	China Fixing Repo Rates
FHLMC	—	Federal Home Loan Mortgage Corporation
FNMA	—	Federal National Mortgage Association
GDN	—	Global Depository Note
ICE	—	Intercontinental Exchange
JIBAR	—	Johannesburg Interbank Average Rate
LIBOR	—	London Interbank Offered Rate
MTN	—	Medium Term Note
OTC	—	Over-The-Counter
PIK	—	Payment In Kind
REIT	—	Real Estate Investment Trust
SOFR	—	Secured Overnight Financing Rate
TBD	—	To Be Determined
TIIE	—	Mexican Interbank Equilibrium Interest Rate
UMBS	—	Uniform Mortgage-Backed Securities are single-class securities backed by fixed-rate mortgage loans purchased by either FHLMC or FNMA
WIBOR	—	Warsaw Interbank Offer Rate

See accompanying Notes to the Schedule of Investments.

Mercer Opportunistic Fixed Income Fund

Schedule of Investments (Continued)

December 31, 2021 (Unaudited)

Asset Class Summary (Unaudited)	% of Net Assets
Corporate Debt	32.0
Sovereign Debt Obligations	26.8
Bank Loans	21.6
Mortgage Backed Securities — Private Issuers	5.0
Asset Backed Securities	4.9
U.S. Government and Agency Obligations	2.5
Convertible Debt	1.1
Convertible Preferred Stocks	0.8
Common Stocks	0.1
Mortgage Backed Securities — U.S. Government Agency Obligations	0.1
Preferred Stocks	0.0	*
Purchased Swaptions	0.0	*
OTC Credit Default Swaps	0.0	*
Purchased Futures Options	0.0	*
Purchased Currency Options	0.0	*
Centrally Cleared Interest Rate Swaps	0.0	*
Written Currency Options	0.0	*
Written Swaptions	0.0	*
Written Futures Options	0.0	*
OTC Interest Rate Swaps	0.0	*
Futures Contracts	(0.1)
Centrally Cleared Credit Default Swaps	(0.1)
Forward Foreign Currency Contracts	(1.5)
Short-Term Investments	3.3
Other Assets and Liabilities (net)	3.5

	100.0%

* Amount rounds to zero.

See accompanying Notes to the Schedule of Investments.